UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Esq.

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2023

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Bond Debenture Fund

For the six-month period ended June 30, 2023

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

44	Statement of Assets and Liabilities

46	Statement of Operations

47	Statements of Changes in Net Assets

48	Financial Highlights

52	Notes to Financial Statements

71	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund

Semiannual Report

For the six-month period ended June 30, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Bond Debenture Fund for the six-month period ended June 30, 2023. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/23 – 6/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/23	6/30/23	1/1/23 - 6/30/23
Class A
Actual	$1,000.00	$1,019.10	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86
Class C
Actual	$1,000.00	$1,016.00	$7.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00
Class F
Actual	$1,000.00	$1,019.60	$3.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31
Class F3
Actual	$1,000.00	$1,020.40	$2.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.32	$2.51
Class I
Actual	$1,000.00	$1,021.50	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.97	$2.86
Class P
Actual	$1,000.00	$1,019.40	$5.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.11
Class R2
Actual	$1,000.00	$1,018.60	$5.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86
Class R3
Actual	$1,000.00	$1,017.60	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.49	$5.36
Class R4
Actual	$1,000.00	$1,020.30	$4.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.11
Class R5
Actual	$1,000.00	$1,021.60	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.97	$2.86
Class R6
Actual	$1,000.00	$1,021.90	$2.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.32	$2.51

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.77% for Class A, 1.40% for Class C, 0.66% for Class F, 0.50% for Class F3, 0.57% for Class I, 1.02% for Class P, 1.17% for Class R2, 1.07% for Class R3, 0.82% for Class R4, 0.57% for Class R5 and 0.50% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2023

Sector*	%**
Asset-Backed Securities	3.05%
Basic Materials	3.83%
Communications	6.39%
Consumer Cyclical	14.03%
Consumer Non-Cyclical	11.67%
Diversified	0.09%
Energy	13.27%
Financials	8.06%
Foreign Government	2.46%
Industrials	8.13%
Mortgage-Backed Securities	5.98%
Municipal	1.11%
Technology	5.59%
U.S. Government	10.22%
Utilities	5.43%
Repurchase Agreements	0.69%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 107.81%

ASSET-BACKED SECURITIES 3.31%

Automobiles 1.10%
CarMax Auto Owner Trust Series 2023-1 Class A4	4.65%		1/16/2029	$16,045,000	$15,760,081
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	14,130,000	13,829,266
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%		7/15/2027	5,750,000	5,491,661
Flagship Credit Auto Trust Series 2023-1 Class B†	5.05%		1/18/2028	8,575,000	8,380,070
Flagship Credit Auto Trust Series 2023-1 Class C†	5.43%		5/15/2029	8,100,000	7,938,093
Ford Credit Auto Lease Trust Series 2023-A Class B	5.29%		6/15/2026	22,610,000	22,348,603
Ford Credit Auto Lease Trust Series 2023-A Class C	5.54%		12/15/2026	26,790,000	26,199,771
Santander Drive Auto Receivables Trust Series 2022-3 Class B	4.13%		8/16/2027	23,172,000	22,561,427
Santander Drive Auto Receivables Trust Series 2023-1 Class B	4.98%		2/15/2028	27,480,000	26,992,005
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	33,530,000	32,686,938
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%		9/15/2027	58,047,000	54,679,908
Total					236,867,823

Credit Card 0.29%
First National Master Note Trust Series 2023-1 Class A	5.13%		4/15/2029	23,633,000	23,328,160
Genesis Sales Finance Master Trust Series 2021-AA Class A†	1.20%		12/21/2026	24,892,000	23,456,660
Perimeter Master Note Business Trust Series 2019-2A Class A†	4.23%		5/15/2024	15,355,810	15,190,013
Total					61,974,833

Other 1.92%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	59,055,000	58,643,274
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	6.997% (1 mo. USD Term SOFR + 1.85%	)#	5/15/2037	28,620,000	28,262,502

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Avant Loans Funding Trust Series 2021-REV1 Class A†	1.21%		7/15/2030	$26,220,000	$25,779,150
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	6.29% (3 mo. USD LIBOR + 1.03%	)#	7/15/2032	9,300,000	9,130,923
Elmwood CLO Ltd. Series 2023-2A Class A†	6.857% (3 mo. USD Term SOFR + 1.80%	)#	4/16/2036	40,000,000	40,013,189
Flatiron CLO 18 Ltd. Series 2018-1A Class A†	6.198% (3 mo. USD Term SOFR + 1.21%	)#	4/17/2031	22,500,000	22,327,288
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	6.96% (3 mo. USD LIBOR + 1.70%	)#	1/17/2030	9,070,145	8,945,506
Hardee’s Funding LLC Series 2018-1A Class A2II†	4.959%		6/20/2048	18,220,406	17,042,007
Madison Park Funding XIII Ltd. Series 2014-13A Class AR2†	6.215% (3 mo. USD LIBOR + 0.95%	)#	4/19/2030	12,702,765	12,622,272
MF1 LLC Series 2022-FL9 Class A†	7.226% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	53,135,000	52,986,222
OCP CLO Ltd. Series 2016-12A Class AR2†	6.252% (3 mo. USD Term SOFR + 1.27%	)#	4/18/2033	20,000,000	19,553,278
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	12,005,736	11,861,686
OneMain Financial Issuance Trust Series 2020-2A Class A†	1.75%		9/14/2035	25,790,000	23,046,589
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	38,369,835	33,815,946
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	27,181,834	21,762,910
Voya CLO Ltd. Series 2014-1 Class AAR2†	6.234% (3 mo. USD Term SOFR + 1.25%	)#	4/18/2031	28,368,955	28,179,510
Total					413,972,252
Total Asset-Backed Securities (cost $733,448,766)					712,814,908

				Shares

COMMON STOCKS 7.92%

Aerospace & Defense 0.17%
TransDigm Group, Inc.				40,235	35,976,930

Air Freight & Logistics 0.11%
GXO Logistics, Inc.*				378,102	23,752,368

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Shares	Fair Value
Automobile Components 0.04%
Chassix Holdings, Inc.	1,771,844	$7,973,300

Automobiles 0.16%
Ferrari NV (Italy)(a)	107,288	34,891,130

Banks 0.16%
First Citizens BancShares, Inc. Class A	26,932	34,565,875

Beverages 0.30%
Carlsberg AS Class B(b)	136,411	21,843,649
Molson Coors Beverage Co. Class B	323,581	21,304,573
Monster Beverage Corp.*	359,637	20,657,549
Total		63,805,771

Biotechnology 0.39%
Karuna Therapeutics, Inc.*	145,737	31,603,069
Legend Biotech Corp. ADR*	426,613	29,449,095
Sage Therapeutics, Inc.*	472,445	22,214,364
Total		83,266,528

Broadline Retail 0.21%
Amazon.com, Inc.*	339,180	44,215,505

Building Products 0.16%
A O Smith Corp.	462,755	33,679,309

Chemicals 0.10%
Ecolab, Inc.	121,170	22,621,227

Commercial Services & Supplies 0.10%
Tetra Tech, Inc.	132,230	21,651,340

Communications Equipment 0.16%
Motorola Solutions, Inc.	115,350	33,829,848

Distributors 0.11%
Pool Corp.	61,402	23,003,645

Diversified Consumer Services 0.12%
Bright Horizons Family Solutions, Inc.*	270,252	24,984,797

Electric: Utilities 0.12%
Talen Energy Corp.*	198,593	9,959,439
Talen Energy Supply LLC*	322,592	16,177,989
Total		26,137,428

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Shares	Fair Value
Electrical Equipment 0.44%
Eaton Corp. PLC	169,207	$34,027,528
Generac Holdings, Inc.*	173,815	25,921,031
Hubbell, Inc.	105,122	34,854,250
Total		94,802,809

Electric-Generation 0.00%
Frontera Generation Holdings LLC	125,994	1,890	(c)

Electronic Equipment, Instruments & Components 0.12%
IPG Photonics Corp.*	189,115	25,685,599

Entertainment 0.39%
Netflix, Inc.*	112,918	49,739,250
Spotify Technology SA (Sweden)*(a)	217,334	34,892,974
Total		84,632,224

Food Products 0.10%
Lamb Weston Holdings, Inc.	190,597	21,909,125

Health Care Equipment & Supplies 0.36%
Intuitive Surgical, Inc.*	98,125	33,552,862
Penumbra, Inc.*	68,034	23,407,778
Shockwave Medical, Inc.*	74,033	21,129,759
Total		78,090,399

Health Care Providers & Services 0.11%
Cardinal Health, Inc.	253,224	23,947,394

Hotels, Restaurants & Leisure 0.36%
Churchill Downs, Inc.	157,395	21,904,662
Texas Roadhouse, Inc.	290,038	32,565,467
Wynn Resorts Ltd.	210,402	22,220,555
Total		76,690,684

Household Products 0.21%
Church & Dwight Co., Inc.	231,489	23,202,143
Clorox Co.	134,559	21,400,263
Total		44,602,406

Information Technology Services 0.30%
Accenture PLC Class A (Ireland)(a)	69,659	21,495,374
Shopify, Inc. Class A (Canada)*(a)	673,301	43,495,245
Total		64,990,619

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Shares	Fair Value
Miscellaneous Financials 0.03%
Utex Industries	113,840	$7,475,474	(d)

Oil, Gas & Consumable Fuels 0.11%
Range Resources Corp.	829,966	24,401,000

Personal Care Products 0.06%
Gibson Brands Private Equity	106,902	12,560,985

Pharmaceuticals 0.11%
Intra-Cellular Therapies, Inc.*	385,545	24,412,709

Semiconductors & Semiconductor Equipment 0.68%
Lam Research Corp.	70,773	45,497,131
Lattice Semiconductor Corp.*	495,922	47,643,227
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	318,419	32,134,845
Universal Display Corp.	146,461	21,109,424
Total		146,384,627

Software 1.56%
Adobe, Inc.*	94,737	46,325,446
ANSYS, Inc.*	103,986	34,343,456
Atlassian Corp. Class A (Australia)*(a)	197,880	33,206,243
Fair Isaac Corp.*	41,573	33,641,287
HubSpot, Inc.*	83,156	44,246,476
Microsoft Corp.	159,705	54,385,941
Synopsys, Inc.*	76,598	33,351,535
Tyler Technologies, Inc.*	80,310	33,446,706
Workday, Inc. Class A*	102,992	23,264,863
Total		336,211,953

Specialty Retail 0.14%
Claire’s Holdings LLC	15,164	6,255,304
RH*	71,780	23,657,970
Total		29,913,274

Textiles, Apparel & Luxury Goods 0.42%
Cie Financiere Richemont SA Class A(b)	199,729	33,927,564
Hermes International(b)	10,150	22,063,246
Moncler SpA(b)	487,960	33,760,855
Total		89,751,665

Transportation Infrastructure 0.01%
ACBL Holdings Corp.	44,897	2,020,365	(c)
Total Common Stocks (cost $1,570,957,130)		1,702,840,202

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 73.76%

Aerospace/Defense 1.91%
Boeing Co.	5.15%	5/1/2030	$21,720,000	$21,524,530
Boeing Co.	5.805%	5/1/2050	42,883,000	42,762,859
Bombardier, Inc. (Canada)†(a)	6.00%	2/15/2028	20,954,000	19,828,959
Bombardier, Inc. (Canada)†(a)	7.125%	6/15/2026	31,090,000	30,913,807
Bombardier, Inc. (Canada)†(a)	7.50%	2/1/2029	34,016,000	33,661,383
Raytheon Technologies Corp.	5.15%	2/27/2033	36,028,000	36,536,252
Rolls-Royce PLC (United Kingdom)†(a)	3.625%	10/14/2025	16,773,000	15,929,821
Spirit AeroSystems, Inc.	4.60%	6/15/2028	15,375,000	12,913,951
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	19,860,000	21,286,445
TransDigm, Inc.	4.625%	1/15/2029	58,913,000	52,475,429
TransDigm, Inc.	5.50%	11/15/2027	89,332,000	84,361,550
Triumph Group, Inc.†	9.00%	3/15/2028	37,365,000	38,197,829
Total				410,392,815

Agriculture 0.84%
BAT Capital Corp.	7.75%	10/19/2032	20,427,000	22,496,143
Darling Ingredients, Inc.†	6.00%	6/15/2030	21,166,000	20,693,344
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%	7/27/2027	31,330,000	31,409,258
JT International Financial Services BV (Netherlands)†(a)	6.875%	10/24/2032	30,475,000	33,802,390
Viterra Finance BV (Netherlands)†(a)	2.00%	4/21/2026	26,706,000	23,867,962
Viterra Finance BV (Netherlands)†(a)	3.20%	4/21/2031	27,334,000	22,910,639
Viterra Finance BV (Netherlands)†(a)	5.25%	4/21/2032	27,102,000	26,056,174
Total				181,235,910

Airlines 2.46%
Air Canada (Canada)†(a)	3.875%	8/15/2026	30,341,000	28,148,945
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	27,972,179	26,907,941
American Airlines Pass-Through Trust Class AA	3.00%	4/15/2030	12,251,421	10,878,819
American Airlines, Inc.†	7.25%	2/15/2028	16,554,000	16,472,533
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	122,306,103	118,866,709
Azul Investments LLP†	5.875%	10/26/2024	47,084,000	39,816,105
British Airways Pass-Through Trust Class AA (United Kingdom)†(a)	3.30%	6/15/2034	13,418,361	11,666,222
British Airways Pass-Through Trust Class A (United Kingdom)†(a)	4.25%	5/15/2034	9,994,363	9,134,513
Delta Air Lines, Inc.†	7.00%	5/1/2025	34,304,000	35,060,222

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines (continued)
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	$34,083,000	$33,111,446
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026	48,588,300	46,036,336
JetBlue Pass-Through Trust Class A	2.95%		11/15/2029	11,225,067	9,550,205
JetBlue Pass-Through Trust Class B	8.00%		11/15/2027	6,872,439	6,833,615
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%		6/20/2027	20,787,600	20,858,210
United Airlines Pass-Through Trust	5.80%		7/15/2037	27,046,000	27,529,461
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	40,464,747	40,167,310
United Airlines, Inc.†	4.625%		4/15/2029	24,271,000	22,136,797
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)	9.50%		6/1/2028	28,391,000	26,093,458
Total					529,268,847

Auto Manufacturers 1.45%
Allison Transmission, Inc.†	3.75%		1/30/2031	50,973,000	43,106,424
Aston Martin Capital Holdings Ltd. (Jersey)†(a)	10.50%		11/30/2025	22,950,000	23,188,060
BMW U.S. Capital LLC†	4.15%		4/9/2030	21,507,000	20,574,152
Ford Motor Co.	3.25%		2/12/2032	79,613,000	62,703,549
Ford Motor Co.	6.10%		8/19/2032	42,297,000	41,033,633
Ford Motor Credit Co. LLC	2.90%		2/10/2029	32,447,000	26,882,398
Ford Motor Credit Co. LLC	4.00%		11/13/2030	59,240,000	50,678,831
Ford Motor Credit Co. LLC	7.35%		11/4/2027	21,231,000	21,732,476
Mercedes-Benz Finance North America LLC†	4.80%		3/30/2028	21,572,000	21,306,340
Total					311,205,863

Auto Parts & Equipment 0.37%
Adient Global Holdings Ltd.†	7.00%		4/15/2028	13,693,000	13,857,179
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028	27,799,000	27,731,096
ZF North America Capital, Inc.†	6.875%		4/14/2028	21,422,000	21,715,139
ZF North America Capital, Inc.†	7.125%		4/14/2030	15,278,000	15,555,127
Total					78,858,541

Banks 4.06%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	34,400,000	26,173,638
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(a)	5.50% (5 yr. CMT + 4.55%	)	10/26/2031	51,057,000	1	(d)
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	6.742%		12/8/2032	49,324,000	51,060,242

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank Leumi Le-Israel BM (Israel)†(a)	7.129% (5 yr. CMT + 3.47%	)#	7/18/2033	$21,548,000	$21,353,486
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	26,584,000	23,024,405
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	33,190,000	32,983,114
Bank OZK	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031	43,600,000	33,290,418
BankUnited, Inc.	4.875%		11/17/2025	24,108,000	22,277,821
BBVA Bancomer SA†	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038	22,233,000	22,274,909
BNP Paribas SA (France)†(a)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	44,524,000	43,602,511
CaixaBank SA (Spain)†(a)	6.208% (SOFR + 2.70%	)#	1/18/2029	54,842,000	54,760,548
Danske Bank AS (Denmark)†(a)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	22,215,000	20,756,505
Danske Bank AS (Denmark)†(a)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	28,192,000	28,140,323
Deutsche Bank AG	6.72% (SOFR + 3.18%	)#	1/18/2029	42,171,000	42,263,785
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034	54,127,000	50,092,143
First Republic Bank	4.375%		8/1/2046	20,817,000	208,170
First Republic Bank	4.625%		2/13/2047	15,410,000	154,100
First-Citizens Bank & Trust Co.	6.125%		3/9/2028	50,320,000	49,686,488
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%	)#	1/30/2032	22,552,000	17,947,548
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	39,604,000	37,051,152
Lloyds Banking Group plc (United Kingdom)(a)	5.871% (1 yr. CMT + 1.70%	)#	3/6/2029	22,198,000	22,036,604
Morgan Stanley	4.679% (SOFR + 1.67%	)#	7/17/2026	21,226,000	20,837,941
NatWest Group PLC (United Kingdom)(a)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	12,373,000	12,245,498
NatWest Group PLC (United Kingdom)(a)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	41,004,000	41,961,368
Norinchukin Bank (Japan)†(a)	5.43%		3/9/2028	17,835,000	18,003,262
Standard Chartered PLC (United Kingdom)†(a)	7.767% (1 yr. CMT + 3.45%	)#	11/16/2028	49,462,000	52,529,156

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
SVB Financial Group(e)	4.25% (5 yr. CMT + 3.07%	)	–	(f)	$78,029,000	$5,532,091
UBS Group AG (Switzerland)†(a)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029		75,530,000	68,346,432
Webster Financial Corp.	4.10%		3/25/2029		34,898,000	29,723,955
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		32,547,000	24,328,883
Total						872,646,497

Beverages 0.53%
Bacardi Ltd.†	2.75%		7/15/2026		22,956,000	21,143,208
Bacardi Ltd.†	4.70%		5/15/2028		32,111,000	31,076,181
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		18,031,000	17,892,008
Becle SAB de CV (Mexico)†(a)	2.50%		10/14/2031		27,143,000	21,924,894
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(a)	5.25%		4/27/2029		22,947,000	21,223,779
Total						113,260,070

Biotechnology 0.08%
Amgen, Inc.	5.25%		3/2/2030		17,983,000	18,032,618

Building Materials 0.84%
Builders FirstSource, Inc.†	4.25%		2/1/2032		22,175,000	19,321,392
Builders FirstSource, Inc.†	6.375%		6/15/2032		21,666,000	21,549,464
Emerald Debt Merger Sub LLC†	6.625%		12/15/2030		56,012,000	55,591,910
Griffon Corp.	5.75%		3/1/2028		15,864,000	14,853,646
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		27,426,000	25,898,613
Trane Technologies Financing Ltd. (Ireland)(a)	5.25%		3/3/2033		22,499,000	22,787,803
Vulcan Materials Co.	4.50%		6/15/2047		24,390,000	21,256,267
Total						181,259,095

Chemicals 1.90%
Albemarle Corp.	4.65%		6/1/2027		27,011,000	26,326,678
Ashland, Inc.†	3.375%		9/1/2031		27,085,000	21,659,872
Cabot Corp.	5.00%		6/30/2032		32,395,000	31,029,413
Celanese U.S. Holdings LLC	6.165%		7/15/2027		67,445,000	67,143,111
CF Industries, Inc.†	4.50%		12/1/2026		23,720,000	22,893,040
FMC Corp.	3.45%		10/1/2029		19,082,000	16,714,653
Ingevity Corp.†	3.875%		11/1/2028		24,342,000	20,804,803
OCI NV (Netherlands)†(a)	6.70%		3/16/2033		22,392,000	21,904,052
OCP SA (Malaysia)†(a)	3.75%		6/23/2031		55,699,000	46,203,991

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals (continued)
Olin Corp.	5.00%	2/1/2030	$26,994,000	$24,969,450
Olin Corp.	5.125%	9/15/2027	27,048,000	25,818,090
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	40,578,000	36,289,534
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	32,550,000	27,308,805
SK Invictus Intermediate II Sarl (Luxembourg)†(a)	5.00%	10/30/2029	25,699,000	20,444,326
Total				409,509,818

Coal 0.26%
SunCoke Energy, Inc.†	4.875%	6/30/2029	24,865,000	20,911,888
Warrior Met Coal, Inc.†	7.875%	12/1/2028	34,601,000	34,788,092
Total				55,699,980

Commercial Services 1.55%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026	13,541,000	12,867,111
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Luxembourg)†(a)	4.625%	6/1/2028	24,282,000	20,582,152
AMN Healthcare, Inc.†	4.625%	10/1/2027	17,092,000	15,837,218
Ashtead Capital, Inc.†	5.50%	8/11/2032	23,570,000	22,812,474
Ashtead Capital, Inc.†	5.55%	5/30/2033	17,598,000	17,171,373
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	27,982,000	26,886,012
Block, Inc.	3.50%	6/1/2031	23,781,000	19,727,219
Brink’s Co.†	4.625%	10/15/2027	15,353,000	14,266,952
Garda World Security Corp. (Canada)†(a)	7.75%	2/15/2028	14,444,000	14,352,872
GXO Logistics, Inc.	2.65%	7/15/2031	27,369,000	21,337,223
Herc Holdings, Inc.†	5.50%	7/15/2027	21,679,000	20,791,835
Hertz Corp.†	5.50%	10/15/2024	16,775,000	671,000
Hertz Corp.†	6.00%	1/15/2028	33,436,000	3,009,240
ITR Concession Co. LLC†	5.183%	7/15/2035	12,438,000	11,488,177
Metropolitan Museum of Art	3.40%	7/1/2045	26,251,000	20,298,230
NESCO Holdings II, Inc.†	5.50%	4/15/2029	23,478,000	21,041,688
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027	24,250,000	21,411,690
United Rentals North America, Inc.	4.875%	1/15/2028	32,768,000	31,212,516
University of Miami	4.063%	4/1/2052	20,782,000	17,664,567
Total				333,429,549

Computers 0.95%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	128,533,000	110,954,313
Fortinet, Inc.	2.20%	3/15/2031	22,530,000	18,323,369

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Computers (continued)
McAfee Corp.†	7.375%	2/15/2030	$23,485,000	$20,445,040
Seagate HDD Cayman (Cayman Islands)†(a)	8.25%	12/15/2029	20,761,000	21,702,927
Seagate HDD Cayman (Cayman Islands)†(a)	8.50%	7/15/2031	9,019,000	9,468,868
Teledyne FLIR LLC	2.50%	8/1/2030	27,841,000	23,027,904
Total				203,922,421

Cosmetics/Personal Care 0.15%
Haleon U.S. Capital LLC	3.625%	3/24/2032	36,081,000	32,360,962

Distribution/Wholesale 0.99%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028	24,375,000	22,238,241
Ferguson Finance PLC (United Kingdom)†(a)	3.25%	6/2/2030	32,537,000	28,275,353
H&E Equipment Services, Inc.†	3.875%	12/15/2028	42,776,000	37,081,672
LKQ Corp.†	6.25%	6/15/2033	27,041,000	27,258,012
Mitsubishi Corp. (Japan)†(a)(g)	5.00%	7/5/2028	35,793,000	35,702,175
Ritchie Bros Holdings, Inc.†	6.75%	3/15/2028	15,163,000	15,302,033
Ritchie Bros Holdings, Inc.†	7.75%	3/15/2031	21,911,000	22,758,420
Windsor Holdings III LLC†(g)	8.50%	6/15/2030	25,292,000	25,205,248
Total				213,821,154

Diversified Financial Services 1.34%
AG Issuer LLC†	6.25%	3/1/2028	24,003,000	22,890,367
Ally Financial, Inc.	6.70%	2/14/2033	44,941,000	39,804,256
Ameriprise Financial, Inc.	5.15%	5/15/2033	21,788,000	21,648,668
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%	4/15/2026	34,177,000	31,863,348
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(a)	6.50%	9/15/2024	26,870,334	24,103,764
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(a)(e)	6.054% (3 mo. USD LIBOR + 5.75%)	1/15/2015	15,000,000	–	(d)(h)
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	18,510,000	15,946,335
LPL Holdings, Inc.†	4.00%	3/15/2029	21,679,000	19,040,956
Navient Corp.	5.50%	3/15/2029	27,371,000	23,365,117
Navient Corp.	6.75%	6/15/2026	21,670,000	20,913,806
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	25,846,000	21,135,023
Synchrony Financial	7.25%	2/2/2033	35,946,000	32,406,086
USAA Capital Corp.†	2.125%	5/1/2030	19,111,000	15,918,256
Total				289,035,982

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 5.32%
AES Corp.	2.45%	1/15/2031	$39,723,000	$32,130,592
Ausgrid Finance Pty. Ltd. (Australia)†(a)	4.35%	8/1/2028	26,506,000	25,066,977
Black Hills Corp.	4.35%	5/1/2033	24,090,000	21,477,325
Calpine Corp.†	3.75%	3/1/2031	27,110,000	21,988,148
Calpine Corp.†	4.50%	2/15/2028	23,379,000	21,188,418
Calpine Corp.†	4.625%	2/1/2029	74,359,000	62,822,722
Calpine Corp.†	5.125%	3/15/2028	27,994,000	25,020,533
Clearway Energy Operating LLC†	4.75%	3/15/2028	30,207,000	27,898,285
Cleveland Electric Illuminating Co.†	3.50%	4/1/2028	21,815,000	20,011,500
Constellation Energy Generation LLC	5.60%	6/15/2042	21,992,000	21,284,104
Constellation Energy Generation LLC	5.80%	3/1/2033	32,152,000	32,930,231
Constellation Energy Generation LLC	6.25%	10/1/2039	42,389,000	44,016,418
EDP Finance BV (Netherlands)†(a)	6.30%	10/11/2027	44,211,000	45,406,882
Electricite de France SA (France)†(a)	4.50%	9/21/2028	22,057,000	21,071,814
Electricite de France SA (France)†(a)	6.25%	5/23/2033	45,028,000	45,804,634
Enel Finance International NV (Netherlands)†(a)	3.50%	4/6/2028	26,128,000	23,925,990
FirstEnergy Corp.	4.15%	7/15/2027	50,315,000	47,836,076
FirstEnergy Transmission LLC†	2.866%	9/15/2028	27,024,000	23,809,955
Indianapolis Power & Light Co.†	5.65%	12/1/2032	18,871,000	19,267,756
ITC Holdings Corp.†	4.95%	9/22/2027	22,504,000	22,170,177
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	31,220,000	28,104,486
Monongahela Power Co.†	3.55%	5/15/2027	22,774,000	21,371,783
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	46,264,000	43,035,972
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	35,216,000	32,747,358
NRG Energy, Inc.†	3.875%	2/15/2032	55,709,000	42,988,435
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	3,870,472	3,856,887
Pacific Gas & Electric Co.	6.15%	1/15/2033	65,986,000	64,574,519
Palomino Funding Trust I†	7.233%	5/17/2028	44,964,000	45,040,115
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	26,956,000	24,644,041
PG&E Corp.	5.00%	7/1/2028	30,834,000	28,321,643
PG&E Corp.	5.25%	7/1/2030	22,743,000	20,405,320
Pike Corp.†	5.50%	9/1/2028	25,272,000	22,714,576
Puget Energy, Inc.	4.10%	6/15/2030	26,045,000	23,750,706
Talen Energy Supply LLC†	8.625%	6/1/2030	24,852,000	25,744,932
Vistra Operations Co. LLC†	4.375%	5/1/2029	77,332,000	67,809,121
Vistra Operations Co. LLC†	5.125%	5/13/2025	45,015,000	43,934,460
Total				1,144,172,891

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Electronics 0.51%
Amphenol Corp.	2.80%	2/15/2030		$24,345,000	$21,334,602
Arrow Electronics, Inc.	6.125%	3/1/2026		18,015,000	17,980,679
Honeywell International, Inc.(b)	4.125%	11/2/2034	EUR	19,093,000	21,112,209
Imola Merger Corp.†	4.75%	5/15/2029		$18,106,000	15,765,265
Trimble, Inc.	6.10%	3/15/2033		32,168,000	32,605,199
Total					108,797,954

Energy-Alternate Sources 0.46%
TerraForm Power Operating LLC†	4.75%	1/15/2030		23,420,000	20,690,751
TerraForm Power Operating LLC†	5.00%	1/31/2028		23,969,000	22,090,789
Topaz Solar Farms LLC†	5.75%	9/30/2039		56,499,334	55,482,346
Total					98,263,886

Engineering & Construction 0.59%
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	5.125%	8/11/2061		53,645,000	41,411,794
Fluor Corp.	4.25%	9/15/2028		53,100,000	49,326,449
Jacobs Engineering Group, Inc.	5.90%	3/1/2033		27,604,000	27,107,026
MasTec, Inc.†	4.50%	8/15/2028		10,529,000	9,719,965
Total					127,565,234

Entertainment 2.18%
Boyne USA, Inc.†	4.75%	5/15/2029		23,563,000	21,255,205
Caesars Entertainment, Inc.†	4.625%	10/15/2029		38,882,000	33,987,168
Caesars Entertainment, Inc.†	7.00%	2/15/2030		30,300,000	30,455,742
Churchill Downs, Inc.†	4.75%	1/15/2028		36,115,000	33,535,703
Churchill Downs, Inc.†	5.50%	4/1/2027		51,209,000	49,291,802
Live Nation Entertainment, Inc.†	3.75%	1/15/2028		45,629,000	40,837,955
Merlin Entertainments Ltd. (United Kingdom)†(a)	5.75%	6/15/2026		26,904,000	25,958,938
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		44,276,000	39,137,680
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		42,170,000	40,312,411
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		42,245,000	34,893,068
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		47,179,000	42,274,118
Warnermedia Holdings, Inc.	4.279%	3/15/2032		24,280,000	21,544,561
WMG Acquisition Corp.†	3.00%	2/15/2031		28,671,000	23,220,069
WMG Acquisition Corp.†	3.75%	12/1/2029		37,872,000	32,776,694
Total					469,481,114

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Environmental Control 0.34%
Madison IAQ LLC†	4.125%	6/30/2028		$32,278,000	$28,451,124
Madison IAQ LLC†	5.875%	6/30/2029		26,967,000	21,874,519
Republic Services, Inc.	2.375%	3/15/2033		27,795,000	22,631,726
Total					72,957,369

Equity Real Estate 0.14%
Hunt Cos., Inc.†	5.25%	4/15/2029		39,175,000	31,145,727

Food 2.17%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		24,755,000	21,452,817
Bellis Acquisition Co. PLC(b)	3.25%	2/16/2026	GBP	27,281,000	29,081,839
Campbell Soup Co.	2.375%	4/24/2030		$25,375,000	21,404,621
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		16,808,000	15,318,559
General Mills, Inc.	4.95%	3/29/2033		21,366,000	21,184,610
Hershey Co.	4.50%	5/4/2033		21,630,000	21,492,068
Kraft Heinz Foods Co.	4.375%	6/1/2046		64,415,000	54,787,565
Kraft Heinz Foods Co.	4.875%	10/1/2049		30,023,000	27,417,461
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		24,243,000	21,691,167
Mars, Inc.†	4.55%	4/20/2028		22,527,000	22,180,963
Mars, Inc.†	4.65%	4/20/2031		10,813,000	10,741,228
McCormick & Co., Inc.	2.50%	4/15/2030		24,991,000	21,158,617
McCormick & Co., Inc.	4.95%	4/15/2033		25,143,000	24,689,236
Performance Food Group, Inc.†	4.25%	8/1/2029		13,541,000	12,069,575
Post Holdings, Inc.†	4.50%	9/15/2031		48,853,000	41,766,325
Post Holdings, Inc.†	4.625%	4/15/2030		45,332,000	39,775,838
Post Holdings, Inc.†	5.50%	12/15/2029		13,541,000	12,512,285
Smithfield Foods, Inc.†	5.20%	4/1/2029		28,037,000	25,854,855
U.S. Foods, Inc.†	4.75%	2/15/2029		24,298,000	22,269,829
Total					466,849,458

Gas 0.21%
Brooklyn Union Gas Co.†	3.407%	3/10/2026		22,726,000	21,139,092
Southwest Gas Corp.	4.05%	3/15/2032		26,234,000	23,642,161
Total					44,781,253

Hand/Machine Tools 0.20%
Regal Rexnord Corp.†	6.40%	4/15/2033		44,045,000	44,037,613

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Products 0.69%
Alcon Finance Corp.†	2.60%	5/27/2030	$28,325,000	$24,180,977
Boston Scientific Corp.	6.50%	11/15/2035	13,056,000	14,612,606
Edwards Lifesciences Corp.	4.30%	6/15/2028	21,972,000	21,250,094
GE HealthCare Technologies, Inc.	6.377%	11/22/2052	12,938,000	14,406,535
Medline Borrower LP†	3.875%	4/1/2029	60,395,000	52,544,144
Medline Borrower LP†	5.25%	10/1/2029	25,194,000	21,886,761
Total				148,881,117

Health Care-Services 3.77%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	59,583,000	48,501,158
Centene Corp.	3.375%	2/15/2030	54,803,000	47,149,213
Centene Corp.	4.625%	12/15/2029	36,428,000	33,562,459
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	26,607,000	23,439,375
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	103,117,000	78,049,113
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	22,394,000	17,663,541
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029	16,253,000	10,168,202
DaVita, Inc.†	4.625%	6/1/2030	40,252,000	34,600,132
Fortrea Holdings, Inc.†	7.50%	7/1/2030	16,490,000	16,905,878
HCA, Inc.	3.50%	9/1/2030	47,712,000	41,845,882
HCA, Inc.	5.50%	6/1/2033	22,533,000	22,507,062
HCA, Inc.	7.69%	6/15/2025	12,671,000	13,026,168
Heartland Dental LLC/Heartland Dental Finance Corp.†	8.50%	5/1/2026	23,386,000	20,979,857
Legacy LifePoint Health LLC†	6.75%	4/15/2025	9,030,000	8,397,900
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	27,799,000	23,654,597
ModivCare Escrow Issuer, Inc.†(g)	5.00%	10/1/2029	31,527,000	23,359,773
Molina Healthcare, Inc.†	3.875%	11/15/2030	41,142,000	35,391,327
Molina Healthcare, Inc.†	3.875%	5/15/2032	40,412,000	33,931,907
Montefiore Obligated Group	5.246%	11/1/2048	26,640,000	20,124,378
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	20,988,000	16,200,294
Seattle Children’s Hospital	2.719%	10/1/2050	31,459,000	20,878,629
Select Medical Corp.†	6.25%	8/15/2026	33,631,000	33,093,213
Tenet Healthcare Corp.	4.25%	6/1/2029	23,435,000	21,194,319
Tenet Healthcare Corp.	4.375%	1/15/2030	27,941,000	25,240,653
Tenet Healthcare Corp.	4.875%	1/1/2026	23,102,000	22,524,321
Tenet Healthcare Corp.	6.125%	10/1/2028	59,547,000	57,383,062
Tenet Healthcare Corp.	6.125%	6/15/2030	35,548,000	35,084,099
Tenet Healthcare Corp.†	6.75%	5/15/2031	25,561,000	25,655,213
Total				810,511,725

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Holding Companies-Diversified 0.10%
Benteler International AG (Austria)†(a)	10.50%		5/15/2028	$20,600,000	$20,825,673

Home Builders 0.36%
NVR, Inc.	3.00%		5/15/2030	35,885,000	31,114,225
PulteGroup, Inc.	6.375%		5/15/2033	23,447,000	24,298,514
Toll Brothers Finance Corp.	4.35%		2/15/2028	22,468,000	21,122,990
Total					76,535,729

Home Furnishings 0.12%
Leggett & Platt, Inc.	4.40%		3/15/2029	26,515,000	25,266,507

Household Products/Wares 0.11%
SC Johnson & Son, Inc.†	4.75%		10/15/2046	25,771,000	23,442,996

Insurance 1.74%
AIA Group Ltd. (Hong Kong)†(a)	3.20%		9/16/2040	42,036,000	32,274,166
AIA Group Ltd. (Hong Kong)†(a)	3.375%		4/7/2030	23,404,000	21,423,604
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		10/15/2027	16,709,000	15,730,354
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028	52,893,000	52,514,995
Arch Capital Finance LLC	4.011%		12/15/2026	23,230,000	22,190,418
Assurant, Inc.	2.65%		1/15/2032	24,502,000	18,369,647
Assurant, Inc.	3.70%		2/22/2030	17,312,000	14,903,312
AXIS Specialty Finance PLC (United Kingdom)(a)	5.15%		4/1/2045	20,919,000	18,008,236
Brown & Brown, Inc.	2.375%		3/15/2031	38,534,000	31,087,215
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%	)#	10/15/2051	13,688,000	9,729,720
HUB International Ltd.†	7.25%		6/15/2030	31,554,000	32,611,375
Jones Deslauriers Insurance Management, Inc. (Canada)†(a)	8.50%		3/15/2030	5,646,000	5,766,570
PartnerRe Finance B LLC	3.70%		7/2/2029	26,224,000	24,074,099
RenaissanceRe Holdings Ltd.	5.75%		6/5/2033	45,086,000	44,196,023
Selective Insurance Group, Inc.	5.375%		3/1/2049	10,049,000	9,281,391
Transatlantic Holdings, Inc.	8.00%		11/30/2039	17,659,000	21,939,040
Total					374,100,165

Internet 1.21%
EquipmentShare.com, Inc.†	9.00%		5/15/2028	23,486,000	22,827,745
Gen Digital, Inc.†	6.75%		9/30/2027	22,453,000	22,414,145
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%		12/1/2027	24,270,000	23,079,314

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Internet (continued)
Netflix, Inc.(b)	3.625%	5/15/2027	EUR	51,139,000	$54,569,935
Netflix, Inc.	4.875%	4/15/2028		$74,089,000	73,342,859
Tencent Holdings Ltd. (China)†(a)	3.595%	1/19/2028		22,488,000	20,939,528
Tencent Holdings Ltd. (China)†(a)	3.925%	1/19/2038		27,722,000	22,876,175
VeriSign, Inc.	2.70%	6/15/2031		25,144,000	20,943,381
Total					260,993,082

Iron-Steel 0.82%
ArcelorMittal SA (Luxembourg)(a)	6.55%	11/29/2027		40,288,000	41,347,173
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%	7/15/2026		21,555,000	20,666,966
Commercial Metals Co.	4.375%	3/15/2032		12,516,000	10,834,228
Mineral Resources Ltd. (Australia)†(a)	8.50%	5/1/2030		36,051,000	36,232,386
Steel Dynamics, Inc.	3.45%	4/15/2030		24,560,000	21,849,605
U.S. Steel Corp.	6.875%	3/1/2029		21,509,000	21,299,717
Vale Overseas Ltd. (Brazil)(a)	3.75%	7/8/2030		27,040,000	23,827,586
Total					176,057,661

Leisure Time 1.78%
Carnival Corp.†	4.00%	8/1/2028		47,988,000	42,585,501
Carnival Corp.†	5.75%	3/1/2027		27,097,000	24,970,292
Carnival Corp.†	9.875%	8/1/2027		40,811,000	42,546,855
Carnival Holdings Bermuda Ltd.†	10.375%	5/1/2028		23,092,000	25,278,204
Life Time, Inc.†	5.75%	1/15/2026		17,488,000	17,058,369
NCL Corp. Ltd.†	5.875%	3/15/2026		34,273,000	32,095,420
NCL Corp. Ltd.†	5.875%	2/15/2027		36,990,000	36,042,305
NCL Corp. Ltd.†	8.375%	2/1/2028		12,109,000	12,664,125
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026		23,850,000	22,634,766
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030		56,436,000	57,211,656
Royal Caribbean Cruises Ltd.†	9.25%	1/15/2029		44,202,000	47,134,228
Viking Cruises Ltd.†	5.875%	9/15/2027		24,382,000	22,438,023
Total					382,659,744

Lodging 2.09%
Boyd Gaming Corp.	4.75%	12/1/2027		22,921,000	21,737,770
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026		27,745,000	24,719,218
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029		25,286,000	22,466,927
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030		71,492,000	66,724,906
Las Vegas Sands Corp.	3.50%	8/18/2026		35,861,000	33,424,320
Marriott International, Inc.	3.50%	10/15/2032		26,858,000	23,218,048
MGM China Holdings Ltd. (Macau)†(a)	5.875%	5/15/2026		23,450,000	22,364,968

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging (continued)
Sands China Ltd. (Macau)(a)	3.35%	3/8/2029	$57,502,000	$47,973,407
Sands China Ltd. (Macau)(a)	4.875%	6/18/2030	35,200,000	31,368,540
Sands China Ltd. (Macau)(a)	5.90%	8/8/2028	25,193,000	24,037,911
Travel & Leisure Co.	6.00%	4/1/2027	23,988,000	23,306,741
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	47,847,000	45,380,138
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	41,450,000	40,824,805
Wynn Macau Ltd. (Macau)†(a)	5.50%	10/1/2027	23,813,000	21,222,741
Total				448,770,440

Machinery: Construction & Mining 0.01%
Vertiv Group Corp.†	4.125%	11/15/2028	2,795,000	2,520,793

Machinery-Diversified 0.71%
Chart Industries, Inc.†	7.50%	1/1/2030	26,440,000	27,008,592
nVent Finance Sarl (Luxembourg)(a)	2.75%	11/15/2031	22,090,000	17,632,958
nVent Finance Sarl (Luxembourg)(a)	5.65%	5/15/2033	36,050,000	35,471,907
Otis Worldwide Corp.	2.565%	2/15/2030	27,022,000	23,316,665
SPX FLOW, Inc.†	8.75%	4/1/2030	7,900,000	7,119,071
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	23,578,000	21,811,126
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026	20,980,000	19,635,375
Total				151,995,694

Media 2.29%
Cable One, Inc.†	4.00%	11/15/2030	26,482,000	20,714,088
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%	8/15/2030	30,808,000	25,681,275
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	34,678,000	31,631,191
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	64,924,000	58,757,843
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	32,585,000	30,735,596
DISH Network Corp.†	11.75%	11/15/2027	88,290,000	86,262,966
FactSet Research Systems, Inc.	3.45%	3/1/2032	23,698,000	20,186,450
LCPR Senior Secured Financing DAC (Ireland)†(a)	6.75%	10/15/2027	22,575,000	21,183,411
News Corp.†	3.875%	5/15/2029	29,135,000	25,603,431
Nexstar Media, Inc.†	4.75%	11/1/2028	25,187,000	21,878,189
Nexstar Media, Inc.†	5.625%	7/15/2027	23,466,000	21,896,169
Univision Communications, Inc.†	4.50%	5/1/2029	40,601,000	34,927,506
UPC Broadband Finco BV (Netherlands)†(a)	4.875%	7/15/2031	53,571,000	44,154,290
VZ Secured Financing BV (Netherlands)†(a)	5.00%	1/15/2032	61,972,000	49,977,722
Total				493,590,127

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Metal Fabricate-Hardware 0.19%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	$46,574,000	$41,784,237

Mining 1.50%
Anglo American Capital PLC (United Kingdom)†(a)	5.625%	4/1/2030	22,140,000	22,066,375
FMG Resources August 2006 Pty. Ltd. (Australia)†(a)	4.375%	4/1/2031	76,481,000	65,408,624
FMG Resources August 2006 Pty. Ltd. (Australia)†(a)	6.125%	4/15/2032	28,083,000	26,803,693
Freeport-McMoRan, Inc.	5.40%	11/14/2034	34,970,000	33,818,952
Glencore Funding LLC†	2.50%	9/1/2030	26,865,000	22,018,038
Hecla Mining Co.	7.25%	2/15/2028	25,372,000	25,168,263
Kaiser Aluminum Corp.†	4.50%	6/1/2031	29,297,000	23,396,291
Kinross Gold Corp. (Canada)†(a)(g)	6.25%	7/15/2033	36,065,000	35,696,017
Mirabela Nickel Ltd.	1.00%	9/10/2044	185,297	—	(d)
Novelis Corp.†	4.75%	1/30/2030	36,313,000	32,306,296
Teck Resources Ltd. (Canada)(a)	3.90%	7/15/2030	39,750,000	36,195,055
Total				322,877,604

Miscellaneous Manufacturing 0.20%
Eaton Corp.	4.15%	3/15/2033	22,113,000	21,016,801
Hillenbrand, Inc.	3.75%	3/1/2031	27,046,000	22,742,981
Total				43,759,782

Oil & Gas 10.19%
Antero Resources Corp.†	5.375%	3/1/2030	97,896,000	90,718,293
Apache Corp.	4.25%	1/15/2030	53,101,000	47,344,852
Apache Corp.	4.75%	4/15/2043	33,825,000	24,912,451
Apache Corp.	5.10%	9/1/2040	66,236,000	53,909,149
Baytex Energy Corp. (Canada)†(a)	8.50%	4/30/2030	22,755,000	22,245,279
California Resources Corp.†	7.125%	2/1/2026	41,760,000	42,006,384
Callon Petroleum Co.	6.375%	7/1/2026	39,452,000	38,490,649
Callon Petroleum Co.†	8.00%	8/1/2028	35,641,000	35,281,532
Cenovus Energy, Inc. (Canada)(a)	2.65%	1/15/2032	28,627,000	23,125,616
Cenovus Energy, Inc. (Canada)(a)	5.40%	6/15/2047	71,382,000	64,722,219
Chesapeake Energy Corp.†	6.75%	4/15/2029	53,758,000	53,388,989
CITGO Petroleum Corp.†	7.00%	6/15/2025	22,960,000	22,550,164
Civitas Resources, Inc.†	8.75%	7/1/2031	26,928,000	27,333,266
CNX Resources Corp.†	7.25%	3/14/2027	20,959,000	20,760,189
Comstock Resources, Inc.†	6.75%	3/1/2029	36,417,000	33,356,759
Continental Resources, Inc.	4.375%	1/15/2028	83,271,000	78,253,707

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Continental Resources, Inc.†	5.75%	1/15/2031	$20,974,000	$19,947,018
Crescent Energy Finance LLC†	7.25%	5/1/2026	37,074,000	34,827,686
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	36,025,000	33,784,965
Diamondback Energy, Inc.	3.50%	12/1/2029	50,978,000	45,933,218
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	33,746,000	30,661,008
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	56,642,000	55,457,616
Helmerich & Payne, Inc.	2.90%	9/29/2031	32,680,000	26,364,799
Hess Corp.	5.60%	2/15/2041	32,388,000	31,030,253
Kosmos Energy Ltd.†	7.75%	5/1/2027	43,319,000	37,215,526
Matador Resources Co.	5.875%	9/15/2026	27,808,000	26,972,231
Matador Resources Co.†	6.875%	4/15/2028	43,709,000	43,310,514
MC Brazil Downstream Trading Sarl (Luxembourg)†(a)	7.25%	6/30/2031	28,003,461	18,941,326
MEG Energy Corp. (Canada)†(a)	5.875%	2/1/2029	46,350,000	43,634,613
MEG Energy Corp. (Canada)†(a)	7.125%	2/1/2027	63,832,000	64,916,059
Murphy Oil Corp.	5.875%	12/1/2027	37,764,000	36,721,132
Murphy Oil Corp.	6.375%	7/15/2028	29,105,000	28,715,680
Nabors Industries, Inc.†	7.375%	5/15/2027	22,606,000	21,531,763
Occidental Petroleum Corp.	6.125%	1/1/2031	29,766,000	30,254,609
Occidental Petroleum Corp.	6.625%	9/1/2030	19,846,000	20,639,840
Occidental Petroleum Corp.	7.50%	5/1/2031	18,501,000	20,227,051
Occidental Petroleum Corp.	8.875%	7/15/2030	17,825,000	20,503,741
OGX Austria GmbH (Brazil)†(a)(e)	8.50%	6/1/2018	20,000,000	400
OQ SAOC (Oman)†(a)	5.125%	5/6/2028	35,991,000	34,186,375
Ovintiv, Inc.	6.50%	2/1/2038	35,442,000	34,794,816
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	29,415,000	26,380,627
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	29,814,000	27,036,577
Permian Resources Operating LLC†	5.375%	1/15/2026	20,285,000	19,345,524
Permian Resources Operating LLC†	6.875%	4/1/2027	28,867,000	28,553,071
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028	30,987,000	25,538,289
Petroleos Mexicanos (Mexico)†(a)	10.00%	2/7/2033	22,952,000	21,044,037
Phillips 66 Co.	4.95%	12/1/2027	22,526,000	22,342,315
Pioneer Natural Resources Co.	2.15%	1/15/2031	26,991,000	22,102,513
Precision Drilling Corp. (Canada)†(a)	6.875%	1/15/2029	25,184,000	22,777,996
Range Resources Corp.†	4.75%	2/15/2030	54,135,000	48,573,441
Range Resources Corp.	8.25%	1/15/2029	50,838,000	52,978,280
Rockcliff Energy II LLC†	5.50%	10/15/2029	26,449,000	24,424,858
SM Energy Co.	6.625%	1/15/2027	87,786,000	85,341,160

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
SM Energy Co.	6.75%	9/15/2026	$22,306,000	$21,761,936
Southwestern Energy Co.	5.375%	2/1/2029	51,054,000	48,126,758
Southwestern Energy Co.	5.375%	3/15/2030	35,900,000	33,535,543
Southwestern Energy Co.	8.375%	9/15/2028	26,363,000	27,471,037
Suncor Energy, Inc. (Canada)(a)	4.00%	11/15/2047	26,656,000	20,628,717
Texaco Capital, Inc.	8.625%	11/15/2031	10,933,000	13,497,055
Transocean, Inc.†	8.75%	2/15/2030	27,997,000	28,447,612
Viper Energy Partners LP†	5.375%	11/1/2027	37,638,000	36,159,679
Vital Energy, Inc.†	7.75%	7/31/2029	35,741,000	29,520,636
Vital Energy, Inc.	10.125%	1/15/2028	69,305,000	68,024,590
Total				2,192,583,988

Oil & Gas Services 0.61%
Oceaneering International, Inc.	4.65%	11/15/2024	26,550,000	25,947,049
Oceaneering International, Inc.	6.00%	2/1/2028	38,139,000	36,172,753
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	27,040,000	25,847,249
Weatherford International Ltd.†	8.625%	4/30/2030	41,472,000	42,142,893
Total				130,109,944

Packaging & Containers 1.39%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	3.25%	9/1/2028	10,909,000	9,382,808
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(a)	4.125%	8/15/2026	22,644,000	21,118,963
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(a)	5.25%	8/15/2027	12,393,000	10,514,053
Ball Corp.	2.875%	8/15/2030	57,809,000	48,040,860
Ball Corp.	6.875%	3/15/2028	29,851,000	30,472,438
LABL, Inc.†	6.75%	7/15/2026	19,868,000	19,555,681
LABL, Inc.†	10.50%	7/15/2027	14,003,000	13,461,064
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	38,298,000	38,090,748
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	22,571,000	20,859,597
Owens-Brockway Glass Container, Inc.†	7.25%	5/15/2031	21,876,000	22,176,795
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC†	4.00%	10/15/2027	22,289,000	19,736,712
Sealed Air Corp.†	6.875%	7/15/2033	22,562,000	23,436,616
Trivium Packaging Finance BV (Netherlands)†(a)	5.50%	8/15/2026	22,373,000	21,510,617
Total				298,356,952

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.77%
AbbVie, Inc.	3.20%		11/21/2029	$26,717,000	$24,176,600
BellRing Brands, Inc.†	7.00%		3/15/2030	31,670,000	31,903,408
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	4.125%		4/30/2028	49,891,000	44,333,437
Perrigo Finance Unlimited Co. (Ireland)(a)	4.65%		6/15/2030	24,024,000	21,290,629
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(a)	4.65%		5/19/2030	21,324,000	21,079,824
Zoetis, Inc.	2.00%		5/15/2030	26,453,000	22,085,392
Total					164,869,290

Pipelines 2.56%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%		11/2/2047	22,835,000	21,241,505
AI Candelaria Spain SA (Spain)†(a)	5.75%		6/15/2033	30,777,000	22,839,150
AI Candelaria Spain SA (Spain)†(a)	7.50%		12/15/2028	21,608,237	20,252,536
Buckeye Partners LP	9.293% (3 mo. USD LIBOR + 4.02%	)#	1/22/2078	30,566,000	25,766,985
Cheniere Energy Partners LP	3.25%		1/31/2032	30,486,000	25,121,985
Colonial Enterprises, Inc.†	3.25%		5/15/2030	27,028,000	24,113,692
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	47,805,000	42,714,848
DT Midstream, Inc.†	4.30%		4/15/2032	27,064,000	23,463,608
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(a)	3.25%		9/30/2040	27,286,000	21,193,139
Greensaif Pipelines Bidco Sarl (Luxembourg)†(a)	6.129%		2/23/2038	22,331,000	22,841,089
Hess Midstream Operations LP†	5.125%		6/15/2028	17,974,000	16,838,688
Kinder Morgan, Inc.	5.20%		6/1/2033	20,771,000	20,138,594
Magellan Midstream Partners LP	3.95%		3/1/2050	18,796,000	13,452,209
NGPL PipeCo LLC†	3.25%		7/15/2031	29,487,000	24,341,601
NGPL PipeCo LLC†	4.875%		8/15/2027	24,928,000	23,639,782
Oleoducto Central SA (Colombia)(a)	4.00%		7/14/2027	16,478,000	14,449,820
ONEOK, Inc.	4.45%		9/1/2049	22,523,000	17,098,490
Sabal Trail Transmission LLC†	4.246%		5/1/2028	19,996,000	18,947,976
Venture Global Calcasieu Pass LLC†	3.875%		8/15/2029	26,406,000	23,092,324
Venture Global LNG, Inc.†	8.125%		6/1/2028	13,276,000	13,498,436
Venture Global LNG, Inc.†	8.375%		6/1/2031	23,884,000	24,111,074
Western Midstream Operating LP	4.30%		2/1/2030	70,590,000	63,442,635
Williams Cos., Inc.	5.65%		3/15/2033	28,111,000	28,494,961
Total					551,095,127

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
REITS 1.30%
Crown Castle, Inc.	2.50%	7/15/2031		$25,981,000	$21,364,318
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030		26,711,000	23,173,334
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031		19,738,000	17,082,455
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		17,444,000	17,082,307
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032		22,454,000	20,665,668
Rayonier LP	2.75%	5/17/2031		49,647,000	39,988,034
SBA Communications Corp.	3.875%	2/15/2027		50,424,000	46,496,289
Service Properties Trust	7.50%	9/15/2025		13,542,000	13,310,392
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025		22,094,000	21,368,107
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029		65,109,000	59,169,106
Total					279,700,010

Retail 1.99%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(a)	4.00%	10/15/2030		25,190,000	21,588,651
1011778 BC ULC/New Red Finance, Inc. (Canada)†(a)	4.375%	1/15/2028		23,483,000	21,711,060
Advance Auto Parts, Inc.	3.90%	4/15/2030		12,698,000	10,828,158
Asbury Automotive Group, Inc.†	4.625%	11/15/2029		33,850,000	30,083,629
Bath & Body Works, Inc.	5.25%	2/1/2028		20,650,000	19,650,627
Bath & Body Works, Inc.†	6.625%	10/1/2030		17,059,000	16,487,829
Gap, Inc.†	3.875%	10/1/2031		32,431,000	22,243,374
Genuine Parts Co.	2.75%	2/1/2032		28,763,000	23,624,283
LBM Acquisition LLC†	6.25%	1/15/2029		11,291,000	9,356,005
Murphy Oil USA, Inc.†	3.75%	2/15/2031		40,965,000	34,373,732
Murphy Oil USA, Inc.	4.75%	9/15/2029		25,575,000	23,503,681
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026		13,510,000	12,589,508
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		17,685,000	16,363,481
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		31,958,000	31,789,840
SRS Distribution, Inc.†	4.625%	7/1/2028		29,451,000	26,333,907
Stonegate Pub Co. Financing 2019 PLC(b)	8.00%	7/13/2025	GBP	19,055,000	22,050,286
Stonegate Pub Co. Financing 2019 PLC(b)	8.25%	7/31/2025	GBP	34,850,000	40,671,139
Tiffany & Co.	4.90%	10/1/2044		$24,113,000	22,463,788
White Cap Buyer LLC†	6.875%	10/15/2028		24,250,000	22,008,936
Total					427,721,914

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(e)	6.875%	6/15/2011	$22,500,000	$–	(d)(h)

Semiconductors 0.74%
Entegris Escrow Corp.†	4.75%	4/15/2029	25,044,000	23,272,290
ON Semiconductor Corp.†	3.875%	9/1/2028	68,076,000	62,032,553
Qorvo, Inc.	4.375%	10/15/2029	21,594,000	19,523,144
SK Hynix, Inc. (South Korea)(a)	6.50%	1/17/2033	31,457,000	31,767,010
TSMC Arizona Corp.	3.25%	10/25/2051	27,949,000	21,504,403
Total				158,099,400

Shipbuilding 0.19%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	44,684,000	41,463,213

Software 1.82%
AthenaHealth Group, Inc.†	6.50%	2/15/2030	12,591,000	10,609,682
Clarivate Science Holdings Corp.†	4.875%	7/1/2029	23,178,000	20,585,091
Cloud Software Group, Inc.†	6.50%	3/31/2029	41,497,000	36,987,554
Cloud Software Group, Inc.†	9.00%	9/30/2029	41,463,000	36,257,092
Intuit, Inc.	1.65%	7/15/2030	26,583,000	21,580,810
MSCI, Inc.†	3.25%	8/15/2033	31,224,000	25,178,365
MSCI, Inc.†	3.875%	2/15/2031	66,243,000	57,460,887
MSCI, Inc.†	4.00%	11/15/2029	44,098,000	39,949,282
PTC, Inc.†	4.00%	2/15/2028	24,213,000	22,312,462
ROBLOX Corp.†	3.875%	5/1/2030	64,100,000	54,096,234
Roper Technologies, Inc.	1.75%	2/15/2031	30,563,000	24,259,088
ServiceNow, Inc.	1.40%	9/1/2030	27,271,000	21,608,473
Workday, Inc.	3.80%	4/1/2032	23,288,000	20,974,511
Total				391,859,531

Telecommunications 2.48%
Altice France SA (France)†(a)	5.50%	10/15/2029	27,368,000	19,599,382
Altice France SA (France)†(a)	8.125%	2/1/2027	45,191,000	39,181,797
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(a)	6.75%	10/1/2026	27,239,000	26,482,203
Frontier Communications Holdings LLC†	5.875%	10/15/2027	47,940,000	44,044,683
Frontier Communications Holdings LLC†	8.75%	5/15/2030	45,349,000	44,363,739
Hughes Satellite Systems Corp.	5.25%	8/1/2026	20,825,000	19,457,052
Lumen Technologies, Inc.†	4.00%	2/15/2027	21,499,000	16,045,886
NTT Finance Corp. (Japan)†(a)	4.372%	7/27/2027	22,947,000	22,447,271
Sprint Capital Corp.	6.875%	11/15/2028	102,833,000	109,094,845

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Telecommunications (continued)
T-Mobile USA, Inc.	3.375%		4/15/2029		$95,277,000	$86,125,444
Vmed O2 U.K. Financing I PLC (United Kingdom)†(a)	4.25%		1/31/2031		79,166,000	64,081,568
Vmed O2 U.K. Financing I PLC (United Kingdom)†(a)	4.75%		7/15/2031		50,058,000	41,676,464
Total						532,600,334

Transportation 0.08%
Central Japan Railway Co. (Japan)†(a)	4.25%		11/24/2045		20,040,000	17,464,685

Trucking & Leasing 0.15%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028		35,638,000	32,648,620
Total Corporate Bonds (cost $16,928,200,284)						15,865,138,705

FLOATING RATE LOANS(i) 1.31%

Aerospace/Defense 0.11%
Alloy Finco Ltd. 2020 USD Term Loan B2 (Jersey)(a)	11.773% (3 mo. USD LIBOR + 6.50%	)	3/6/2024		8,102,769	7,697,630
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(a)	0.50%		3/6/2025		17,168,926	15,537,878
Total						23,235,508

Automotive 0.11%
DexKo Global, Inc. 2021 USD Term Loan B	9.253% (3 mo. USD Term SOFR + 3.75%	)	10/4/2028		23,365,484	22,372,451

Beverages 0.10%
Sunshine Investments BV 2022 USD Term Loan (Netherlands)(a)	9.336% (3 mo. USD Term SOFR + 4.25%	)	7/12/2029		22,313,717	22,285,825

Diversified Capital Goods 0.12%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(b)	7.233% (3 mo. EUR EURIBOR + 3.75%	)	3/16/2029	EUR	25,074,401	26,557,597

Electric: Generation 0.30%
Astoria Energy LLC 2020 Term Loan B	8.693% (1 mo. USD LIBOR + 3.50%	)	12/10/2027		$36,540,910	36,315,453
EFS Cogen Holdings I LLC 2020 Term Loan B	9.01% (3 mo. USD Term SOFR + 3.50%	)	10/1/2027		24,791,276	24,505,433

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Electric: Generation (continued)
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.038% (3 mo. USD LIBOR + 1.50%	)	7/28/2028		$1,720,948	$774,426	(j)
Frontera Generation Holdings LLC 2021 Term Loan	18.538% (3 mo. USD LIBOR + 13.00%	)	7/28/2026		1,773,053	1,781,918
Total						63,377,230

Electric: Integrated 0.00%
Helix Gen Funding LLC Term Loan B	9.288% (3 mo. USD LIBOR + 3.75%	)	6/3/2024		8,019	7,994

Entertainment 0.05%
Vue International Bidco PLC 2022 EUR Term Loan(b)	11.086% (6 mo. EUR EURIBOR + 8.00%	)	6/30/2027	EUR	2,436,933	2,433,151
Vue International Bidco PLC 2023 EUR PIK Term Loan 6.50%(b)	4.859% (6 mo. EUR EURIBOR + 2.00%	)	12/31/2027	EUR	13,896,432	7,935,743
Total						10,368,894

Health Care Products 0.10%
Bausch & Lomb, Inc. Term Loan (Canada)(a)	8.592% (3 mo. USD Term SOFR + 3.25%	)	5/10/2027		$22,415,562	21,799,134

Information Technology 0.20%
Banff Merger Sub, Inc. 2021 USD Term Loan	8.967% (1 mo. USD Term SOFR + 3.75%	)	10/2/2025		22,079,978	21,930,276
Cloud Software Group, Inc. 2022 USD Term Loan	9.84% (3 mo. USD Term SOFR + 4.50%	)	3/30/2029		23,367,132	21,911,593
Total						43,841,869

Manufacturing 0.10%
Madison IAQ LLC Term Loan	8.302% (6 mo. USD LIBOR + 3.25%	)	6/21/2028		22,690,606	22,253,811

Metal Fabricate/Hardware 0.10%
Tank Holding Corp. 2022 Term Loan	10.952% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		22,044,331	21,282,038

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(k)	5/16/2024		807,005	101,279	(l)

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 0.02%
Restoration Hardware, Inc. Term Loan B	–	(k)	10/20/2028	$4,507,817	$4,370,328
Total Floating Rate Loans (cost $288,151,322)					281,853,958

FOREIGN GOVERNMENT OBLIGATIONS 2.67%

Angola 0.23%
Angolan Government International Bonds(a)	9.375%		5/8/2048	63,270,000	50,251,565

Argentina 0.18%
Argentina Government International Bonds(a)	0.50%	(m)	7/9/2030	112,506,166	37,640,764

Bermuda 0.10%
Bermuda Government International Bonds†	2.375%		8/20/2030	25,925,000	21,738,372

Colombia 0.15%
Colombia Government International Bonds(a)	8.00%		4/20/2033	31,633,000	32,174,053

Costa Rica 0.25%
Costa Rica Government International Bonds†(a)	7.158%		3/12/2045	54,766,000	54,374,554

Dominican Republic 0.33%
Dominican Republic International Bonds†(a)	6.00%		2/22/2033	76,808,000	71,023,098

Ecuador 0.10%
Ecuador Government International Bonds†(a)	5.50%	(m)	7/31/2030	43,414,918	21,092,212

El Salvador 0.16%
El Salvador Government International Bonds(a)	8.625%		2/28/2029	50,110,000	33,657,502

Jordan 0.19%
Jordan Government International Bonds†(a)	7.50%		1/13/2029	40,699,000	41,028,662

Philippines 0.10%
Philippines Government International Bonds(a)	5.00%		7/17/2033	20,747,000	21,033,988

Serbia 0.20%
Serbia International Bonds†(a)	6.25%		5/26/2028	42,356,000	42,236,683

South Africa 0.22%
Republic of South Africa Government International Bonds(a)	4.30%		10/12/2028	54,117,000	47,934,133

Sri Lanka 0.10%
Sri Lanka Government International Bonds†(a)(e)	5.875%		7/25/2022	45,243,000	21,044,331

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Turkey 0.36%
Turkey Government International Bonds(a)	5.125%	2/17/2028	$89,968,000	$78,461,093
Total Foreign Government Obligations (cost $609,732,959)				573,691,010

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.09%
Federal Home Loan Mortgage Corp.	3.50%	8/1/2045	38,070,922	35,501,252
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052	44,730,589	44,374,012
Federal National Mortgage Association	3.00%	1/1/2051	13,478,660	12,033,884
Federal National Mortgage Association	3.50%	9/1/2051 - 4/1/2052	51,960,810	47,975,017
Federal National Mortgage Association	4.00%	5/1/2052	88,132,824	83,729,617
Federal National Mortgage Association	5.00%	7/1/2052	60,965,561	60,599,311
Government National Mortgage Association(n)	3.00%	TBA	148,709,000	132,976,874
Government National Mortgage Association(n)	3.50%	TBA	65,450,000	60,485,004
Government National Mortgage Association(n)	4.00%	TBA	118,032,000	111,775,382
Government National Mortgage Association(n)	4.50%	TBA	117,633,000	113,598,556
Government National Mortgage Association(n)	5.00%	TBA	412,876,000	405,618,416
Government National Mortgage Association(n)	5.50%	TBA	177,570,000	176,668,278
Government National Mortgage Association(n)	6.00%	TBA	229,740,000	231,175,877
Government National Mortgage Association(n)	6.50%	TBA	95,395,000	96,989,886
Uniform Mortgage-Backed Security(n)	4.00%	TBA	68,931,000	64,749,366
Uniform Mortgage-Backed Security(n)	4.50%	TBA	79,396,000	76,375,231
Uniform Mortgage-Backed Security(n)	5.00%	TBA	26,639,000	26,458,979
Uniform Mortgage-Backed Security(n)	5.50%	TBA	278,530,000	277,950,499
Uniform Mortgage-Backed Security(n)	6.00%	TBA	181,875,000	183,452,198
Uniform Mortgage-Backed Security(n)	6.50%	TBA	140,311,000	143,203,683
Total Government Sponsored Enterprises Pass-Throughs (cost $2,405,462,877)				2,385,691,322

MUNICIPAL BONDS 1.20%

Education 0.27%
California State University	3.899%	11/1/2047	27,485,000	24,064,538
Ohio University	5.59%	12/1/2114	11,009,000	10,496,155
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	29,070,000	24,386,663
Total				58,947,356

General Obligation 0.09%
State of California GO	7.55%	4/1/2039	14,890,000	18,795,783

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Government 0.10%
Foothill-Eastern Transportation Corridor Agency CA	4.094%		1/15/2049	$26,814,000	$22,246,661

Miscellaneous 0.32%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	17,645,000	20,066,589
New York City Industrial Development Agency NY†	11.00%		3/1/2029	15,138,000	17,494,732
Pasadena Public Financing Authority CA	7.148%		3/1/2043	26,570,000	31,780,569
Total					69,341,890

Tax Revenue 0.11%
County of Miami-Dade FL	2.786%		10/1/2037	11,390,000	8,615,829
Memphis-Shelby County Industrial Development Board Tax Allocation TN(e)	7.00%		7/1/2045	22,085,000	14,251,903	(c)
Total					22,867,732

Transportation 0.31%
County of Miami-Dade Aviation Revenue FL	3.982%		10/1/2041	13,800,000	11,616,231
County of Miami-Dade Aviation Revenue FL	4.28%		10/1/2041	17,890,000	16,023,987
Metropolitan Transportation Authority NY	5.175%		11/15/2049	17,860,000	16,333,225
Metropolitan Transportation Authority NY	6.668%		11/15/2039	8,970,000	9,544,512
Port of Seattle WA	3.755%		5/1/2036	13,790,000	12,477,094
Total					65,995,049
Total Municipal Bonds (cost $304,884,642)					258,194,471

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.49%
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.218% (1 mo. USD Term SOFR + 1.07%	)#	11/15/2034	24,790,000	20,426,620
Benchmark Mortgage Trust Series 2019-B12 Class WMA†	4.388%	#(o)	8/15/2052	35,249,000	30,630,370	(c)
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.443% (1 mo. USD LIBOR + 1.25%	)#	7/15/2035	59,340,000	57,926,052
BMO Mortgage Trust Series 2023-C5 Class A5	5.765%		6/15/2056	23,630,000	24,531,444
BX Commercial Mortgage Trust Series 2020-VIV4 Class A†	2.843%		3/9/2044	14,051,000	11,626,050
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	5.893% (1 mo. USD LIBOR + 0.70%	)#	9/15/2036	27,805,000	26,939,864

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2021-ARIA Class A†	6.092% (1 mo. USD LIBOR + 0.90%	)#	10/15/2036	$12,340,000	$11,973,749
BX Trust Series 2022-PSB Class A†	7.598% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	21,182,707	21,150,339
CF Trust Series 2019-BOSS Class A1†	8.443% (1 mo. USD LIBOR + 3.25%	)#	12/15/2024	18,050,000	17,075,607
CIM Trust Series 2020-J1 Class A2†	2.50%	#(o)	7/25/2050	9,104,163	7,442,461
CIM Trust Series 2021-J1 Class A1†	2.50%	#(o)	3/25/2051	9,543,031	7,718,051
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C	4.905%	#(o)	2/10/2049	8,510,000	6,569,051
Citigroup Mortgage Loan Trust, Inc. Series 2021-INV2 Class A3A†	2.50%	#(o)	5/25/2051	44,246,143	35,729,548
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(o)	11/27/2051	64,766,683	54,684,272
COMM Mortgage Trust Series 2014-UBS5 Class AM	4.193%	#(o)	9/10/2047	17,756,000	17,030,770
Credit Suisse Mortgage Capital Certificates Trust Series 2022-MARK Class B†	8.591% (1 mo. USD Term SOFR + 3.44%	)#	6/15/2039	9,900,000	9,873,735
CS Master Trust Series 2021-AHP Class A†	9.196% (1 mo. USD Term SOFR + 4.06%	)#	4/15/2025	33,915,000	33,852,359
CS Master Trust Series 2021-BLUF Class A†	9.359% (1 mo. USD LIBOR + 4.18%	)#	4/15/2023	19,335,000	18,489,458	(c)
CSMC Trust Series 2021-BPNY Class A†	8.908% (1 mo. USD LIBOR + 3.71%	)#	8/15/2023	47,185,000	45,163,288
CSMC Trust Series 2021-BRIT Class A†	8.721% (1 mo. USD Term SOFR + 3.57%	)#	5/15/2026	75,647,513	71,563,364
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2020-DNA1 Class B1†	7.45% (1 mo. USD LIBOR + 2.30%	)#	1/25/2050	10,710,000	10,721,940
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2020-DNA2 Class B1†	7.65% (1 mo. USD LIBOR + 2.50%	)#	2/25/2050	12,505,000	12,397,303
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA3 Class M1†	5.917% (30 day USD SOFR Average + 0.85%	)#	9/25/2041	13,279,565	12,889,298
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA2 Class M1B†	7.467% (30 day USD SOFR Average + 2.40%	)#	2/25/2042	16,065,000	15,891,423
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA4 Class M1B†	8.417% (30 day USD SOFR Average + 3.35%	)#	5/25/2042	8,440,000	8,544,982

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA5 Class M1B†	9.567% (30 day USD SOFR Average + 4.50%	)#	6/25/2042	$11,505,000	$12,094,409
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1A†	7.367% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	32,659,191	32,882,753
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1B†	8.617% (30 day USD SOFR Average + 3.55%	)#	8/25/2042	37,640,000	38,210,589
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-DNA3 Class B1†	8.40% (1 mo. USD LIBOR + 3.25%	)#	7/25/2049	5,387,000	5,543,192
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2022-HQA2 Class M1B†	9.067% (30 day USD SOFR Average + 4.00%	)#	7/25/2042	7,550,000	7,786,517
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA2 Class M1A†	7.167% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	27,347,560	27,442,560
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA2 Class M1B†	8.317% (30 day USD SOFR Average + 3.25%	)#	4/25/2043	43,500,000	43,728,954
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 Class 1B2†	11.067% (30 day USD SOFR Average + 6.00%	)#	12/25/2041	25,930,000	25,510,323
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	8.967% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	17,850,000	18,237,202
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	9.25% (1 mo. USD LIBOR + 4.10%	)#	7/25/2039	19,789,351	20,341,047
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.267% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	15,849,370	15,771,380
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.617% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	21,418,456	21,735,543

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.467% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	$48,237,379	$48,554,511
Flagstar Mortgage Trust Series 2021-8INV Class A3†	2.50%	#(o)	9/25/2051	10,905,773	8,806,606
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class C†	7.243% (1 mo. USD LIBOR + 2.05%	)#	11/15/2036	15,795,000	15,053,067
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class D†	7.943% (1 mo. USD LIBOR + 2.75%	)#	11/15/2036	5,230,000	4,972,411
GS Mortgage Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(o)	6/25/2051	19,499,279	15,770,295
GS Mortgage Securities Corp. Trust Series 2021-PJ5 Class A2†	2.50%	#(o)	10/25/2051	7,150,735	5,792,154
GS Mortgage Securities Corp. Trust Series 2021-RENT Class E†	7.913% (1 mo. USD LIBOR + 2.75%	)#	11/21/2035	11,349,409	10,443,810
GS Mortgage Securities Corp. Trust Series 2021-RENT Class F†	8.813% (1 mo. USD LIBOR + 3.65%	)#	11/21/2035	8,313,860	7,449,305
GS Mortgage Securities Corp. Trust Series 2021-RENT Class G†	10.863% (1 mo. USD LIBOR + 5.70%	)#	11/21/2035	593,847	509,527
GS Mortgage Securities Corp. Trust Series 2021-RSMZ Class MZ†	14.693% (1 mo. USD LIBOR + 9.50%	)#	6/15/2026	69,790,000	13,958,000	(c)
GS Mortgage Securities Corp. Trust Series 2022-ECI Class B†	8.091% (1 mo. USD Term SOFR + 2.94%	)#	8/15/2039	23,620,000	23,556,819
GS Mortgage Securities Corp. Trust Series 2023-FUN Class A†	7.238% (1 mo. USD Term SOFR + 2.09%	)#	3/15/2028	41,970,000	41,387,738
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ6 Class A8†	2.50%	#(o)	11/25/2051	15,717,046	13,403,362
GS Mortgage-Backed Securities Trust Series 2021-PJ6 Class A2†	2.50%	#(o)	11/25/2051	22,478,674	18,207,910
GS Mortgage-Backed Securities Trust Series 2021-PJ7 Class A2†	2.50%	#(o)	1/25/2052	14,531,006	11,770,234
Hilton Orlando Trust Series 2018-ORL Class A†	6.213% (1 mo. USD LIBOR + 1.02%	)#	12/15/2034	13,143,000	12,985,770

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HPLY Trust Series 2019-HIT Class A†	6.193% (1 mo. USD LIBOR + 1.00%	)#	11/15/2036	$17,614,529	$17,419,517
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class B†	6.254% (1 mo. USD Term SOFR + 1.11%	)#	4/15/2037	37,704,494	34,938,210
JP Morgan Mortgage Trust Series 2020-7 Class A3†	3.00%	#(o)	1/25/2051	9,378,311	7,918,363
JP Morgan Mortgage Trust Series 2021-12 Class A3†	2.50%	#(o)	2/25/2052	11,653,093	9,439,101
JP Morgan Mortgage Trust Series 2021-7 Class A3†	2.50%	#(o)	11/25/2051	7,841,613	6,361,535
JP Morgan Mortgage Trust Series 2021-INV5 Class A2†	3.00%	#(o)	12/25/2051	9,819,180	8,290,600
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(o)	5/25/2052	40,794,743	34,393,314
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(o)	10/25/2052	17,817,196	15,043,543
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.894% (1 mo. USD LIBOR + 6.70%	)#	8/15/2033	41,665,000	38,083,331
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.442% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	29,175,000	28,592,790
SHOW Trust Series 2022-BIZ Class A†	8.116% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	81,900,000	82,087,431
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,486,879,021)					1,395,315,121

	Dividend
	Rate			Shares

PREFERRED STOCKS 0.06%

Transportation Infrastructure
ACBL Holdings Corp.	Zero Coupon			118,991	2,796,289
ACBL Holdings Corp.	Zero Coupon			205,069	11,278,795
Total Preferred Stocks (cost $8,101,500)					14,075,084

	Exercise Price		Expiration Date

RIGHTS 0.00%

Cosmetics/Personal Care
Revlon, Inc.* (cost $591,989)	Zero Coupon		9/7/2023	1,798,428	2	(d)
Total Long-Term Investments (cost $24,336,410,490)					23,189,614,783

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.75%

REPURCHASE AGREEMENTS 0.75%
Repurchase Agreement dated 6/30/2023, 2.600% due 7/3/2023 with Fixed Income Clearing Corp. collateralized by $192,027,500 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $163,982,613; proceeds: $160,802,061 (cost $160,767,228)	$160,767,228	$160,767,228
Total Investments in Securities 108.56% (cost $24,497,177,718)		23,350,382,011
Other Assets and Liabilities – Net(p) (8.56)%		(1,841,170,025)
Net Assets 100.00%		$21,509,211,986

EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $11,632,666,868, which represents 54.08% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(r) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Level 3 Investment as described in Note 2(r) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Defaulted (non-income producing security).
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Securities purchased on a when-issued basis (See Note 2(m)).
(h)	Amount is less than $1.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2023.
(j)	Level 3 Investment as described in Note 2(r) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest Rate to be determined.

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

(l)	Level 3 Investment as described in Note2(r) in the Notes to Financials. Floating Rate Loans fair valued by the Pricing Committee. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	Step Bond – Security with a predetermined schedule of interest rate changes.
(n)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(o)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(p)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at June 30, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.NA.HY.40(4)(5)	Bank of America	5.000%	6/20/2028	$210,794,000	$3,186,335	$2,701,213	$5,887,548

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $2,701,213. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$29,848,102	$461,542	(1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	60,151,898	930,130
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$1,391,672

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	$97,080,000	$(2,628,358)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	128,000,000	(5,730,948)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(8,359,306)

(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $322,174 which includes upfront payment of $139,368. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2023

Credit Default Swap Contracts on Index/Issuer - Sell Protection at June 30, 2023(1):

Referenced Index/Issuer*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	$8,723,315	$(99,656)	$(401,941)	$(501,597)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $401,941.
(4)	Includes upfront payments paid (received).

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Singapore dollar	Buy	J.P. Morgan	8/22/2023	22,862,000	$16,909,160	$16,934,168	$25,008
Danish krone	Sell	Standard Chartered Bank	9/29/2023	145,813,000	21,491,324	21,482,224	9,100
Singapore dollar	Sell	J.P. Morgan	8/22/2023	28,748,000	21,407,215	21,294,002	113,213
Swiss franc	Sell	State Street Bank and Trust	8/23/2023	30,928,000	34,761,072	34,729,510	31,562
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$178,883

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	UBS AG	9/13/2023	6,372,000	$7,006,148	$6,977,242	$(28,906)
Singapore dollar	Buy	State Street Bank and Trust	8/22/2023	5,724,000	4,261,999	4,239,838	(22,161)
British pound	Sell	State Street Bank and Trust	9/8/2023	76,255,000	94,896,907	96,867,322	(1,970,415)
Euro	Sell	Morgan Stanley	9/13/2023	160,445,000	173,315,898	175,684,801	(2,368,903)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(4,390,385)

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Futures Contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2023	4,158	Short	$(473,813,460)	$(466,800,469)	$7,012,991
U.S. 2-Year Treasury Note	September 2023	13,259	Short	(2,720,125,883)	(2,696,134,781)	23,991,102
U.S. 5-Year Treasury Note	September 2023	22,825	Short	(2,475,706,428)	(2,444,414,844)	31,291,584
Total Unrealized Appreciation on Futures Contracts						$62,295,677

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Bond	September 2023	3,760	Long	$450,659,290	$445,325,000	$(5,334,290)
U.S. Long Bond	September 2023	1,520	Long	193,616,872	192,897,500	(719,372)
U.S. Ultra Bond	September 2023	1,230	Short	(165,902,710)	(167,549,063)	(1,646,353)
Total Unrealized Depreciation on Futures Contracts						$(7,700,015)

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

June 30, 2023

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities	$–	$712,814,908	$–		$712,814,908
Common Stocks
Automobile Components	–	7,973,300	–		7,973,300
Beverages	41,962,122	21,843,649	–		63,805,771
Electric-Generation	–	–	1,890		1,890
Miscellaneous Financials	–	–	7,475,474		7,475,474
Personal Care Products	–	12,560,985	–		12,560,985
Specialty Retail	23,657,970	6,255,304	–		29,913,274
Textiles, Apparel & Luxury Goods	–	89,751,665	–		89,751,665
Transportation Infrastructure	–	–	2,020,365		2,020,365
Remaining Industries	1,489,337,478	–	–		1,489,337,478
Corporate Bonds
Banks	–	872,646,496	1		872,646,497
Savings & Loans	–	–	–	(3)	–	(3)
Remaining Industries	–	14,992,492,208	–	(3)(4)	14,992,492,208
Floating Rate Loans
Electric: Generation	–	62,602,804	774,426		63,377,230
Personal & Household Products	–	–	101,279		101,279
Remaining Industries	–	218,375,449	–		218,375,449
Foreign Government Obligations	–	573,691,010	–		573,691,010
Government Sponsored Enterprises Pass-Throughs	–	2,385,691,322	–		2,385,691,322
Municipal Bonds
Tax Revenue	–	8,615,829	14,251,903		22,867,732
Remaining Industries	–	235,326,739	–		235,326,739
Non-Agency Commercial Mortgage-Backed Securities	–	1,332,237,293	63,077,828		1,395,315,121
Preferred Stocks	–	14,075,084	–		14,075,084
Rights	–	–	2		2
Short-Term Investments
Repurchase Agreements	–	160,767,228	–		160,767,228
Total	$1,554,957,570	$21,707,721,273	$87,703,168		$23,350,382,011

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2023

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$5,887,548	$–	$5,887,548
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	1,391,672	–	1,391,672
Liabilities	–	(8,359,306)	–	(8,359,306)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(501,597)	–	(501,597)
Forward Foreign Currency Exchange Contracts
Assets	–	178,883	–	178,883
Liabilities	–	(4,390,385)	–	(4,390,385)
Futures Contracts
Assets	62,295,677	–	–	62,295,677
Liabilities	(7,700,015)	–	–	(7,700,015)
Total	$54,595,662	$(5,793,185)	$–	$48,802,477

(1)	Refer to Note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount less than $1.
(4)	Includes securities with zero market value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	43

Statement of Assets and Liabilities (unaudited)

June 30, 2023

ASSETS:
Investments in securities, at fair value (cost $24,497,177,718)	$23,350,382,011
Cash	6,814,907
Cash at brokers for forwards, swap contracts and TBA collateral	260,000
Deposits with brokers for futures collateral	52,253,505
Deposits with brokers for forwards and swaps collateral	71,976,506
Receivables:
Investment securities sold	3,906,114,792
Interest and dividends	283,694,900
Capital shares sold	28,641,976
Variation margin receivable for centrally cleared swap agreements	3,105,566
Variation margin for futures contracts	3,047,223
Unrealized appreciation on forward foreign currency exchange contracts	178,883
Prepaid expenses and other assets	263,278
Total assets	27,706,733,547
LIABILITIES:
Payables:
Investment securities purchased	6,121,027,396
Capital shares reacquired	45,023,949
Management fee	7,488,098
Directors’ fees	2,087,370
12b-1 distribution plan	1,976,898
Fund administration	705,659
To brokers for forwards, swap contracts and TBA collateral	260,000
Credit default swap agreements payable, at fair value (including upfront payments of $99,656)	501,597
Unrealized depreciation on forward foreign currency exchange contracts	4,390,385
Foreign currency overdraft (cost $60,870)	61,065
Distributions payable	10,964,177
Accrued expenses and other liabilities	3,034,967
Total liabilities	6,197,521,561
NET ASSETS	$21,509,211,986
COMPOSITION OF NET ASSETS:
Paid-in capital	$25,388,738,115
Total distributable earnings (loss)	(3,879,526,129)
Net Assets	$21,509,211,986

44	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2023

Net assets by class:
Class A Shares	$4,893,055,157
Class C Shares	$766,646,085
Class F Shares	$996,371,172
Class F3 Shares	$4,820,370,967
Class I Shares	$9,331,806,126
Class P Shares	$8,428,551
Class R2 Shares	$3,865,609
Class R3 Shares	$195,716,815
Class R4 Shares	$61,357,687
Class R5 Shares	$25,137,244
Class R6 Shares	$406,456,573
Outstanding shares by class:
Class A Shares (1.8 billion shares of common stock authorized, $.001 par value)	704,614,311
Class C Shares (600 million shares of common stock authorized, $.001 par value)	110,106,075
Class F Shares (2.25 billion shares of common stock authorized, $.001 par value)	143,698,173
Class F3 Shares (3 billion shares of common stock authorized, $.001 par value)	697,440,272
Class I Shares (3.9 billion shares of common stock authorized, $.001 par value)	1,351,455,713
Class P Shares (160 million shares of common stock authorized, $.001 par value)	1,186,297
Class R2 Shares (478 million shares of common stock authorized, $.001 par value)	556,572
Class R3 Shares (478 million shares of common stock authorized, $.001 par value)	28,229,451
Class R4 Shares (478 million shares of common stock authorized, $.001 par value)	8,832,380
Class R5 Shares (478 million shares of common stock authorized, $.001 par value)	3,635,331
Class R6 Shares (478 million shares of common stock authorized, $.001 par value)	58,812,201
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$6.94
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$7.10
Class C Shares-Net asset value	$6.96
Class F Shares-Net asset value	$6.93
Class F3 Shares-Net asset value	$6.91
Class I Shares-Net asset value	$6.91
Class P Shares-Net asset value	$7.10
Class R2 Shares-Net asset value	$6.95
Class R3 Shares-Net asset value	$6.93
Class R4 Shares-Net asset value	$6.95
Class R5 Shares-Net asset value	$6.91
Class R6 Shares-Net asset value	$6.91

See Notes to Financial Statements.	45

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2023

Investment income:
Dividends (net of foreign withholding taxes of $292,007)	$7,529,417
Securities lending net income	103,421
Interest and other (net of foreign withholding taxes of $21,475)	590,129,510
Total investment income	597,762,348
Expenses:
Management fee	45,656,645
12b-1 distribution plan-Class A	4,965,276
12b-1 distribution plan-Class C	3,330,230
12b-1 distribution plan-Class F	693,929
12b-1 distribution plan-Class P	19,237
12b-1 distribution plan-Class R2	11,998
12b-1 distribution plan-Class R3	491,767
12b-1 distribution plan-Class R4	79,642
Shareholder servicing	7,084,895
Fund administration	4,305,322
Reports to shareholders	867,807
Registration	392,448
Directors’ fees	297,040
Custody	148,392
Professional	112,918
Other	565,548
Gross expenses	69,023,094
Expense reductions (See Note 9)	(149,412)
Fees waived and expenses reimbursed (See Note 3)	(148,392)
Net expenses	68,725,290
Net investment income	529,037,058
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(724,132,118)
Net realized gain (loss) on futures contracts	(202,909,177)
Net realized gain (loss) on forward foreign currency exchange contracts	(13,051,977)
Net realized gain (loss) on swap contracts	(3,462,895)
Net realized gain (loss) on foreign currency related transactions	2,093,656
Net change in unrealized appreciation/depreciation on investments	802,349,679
Net change in unrealized appreciation/depreciation on futures contracts	41,950,447
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	4,004,000
Net change in unrealized appreciation/depreciation on swap contracts	(2,874,653)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	1,079,970
Net realized and unrealized gain (loss)	(94,953,068)
Net Increase in Net Assets Resulting From Operations	$434,083,990

46	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income	$ 529,037,058	$ 1,007,955,242
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(941,462,511)	(1,687,267,901)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and translation of assets and liabilities denominated in foreign currencies	846,509,443	(2,825,997,121)
Net increase (decrease) in net assets resulting from operations	434,083,990	(3,505,309,780)
Distributions to shareholders:
Class A	(124,337,793)	(258,137,835)
Class C	(17,565,293)	(39,217,051)
Class F	(34,766,234)	(238,224,930)
Class F3	(124,592,999)	(234,107,585)
Class I	(234,455,416)	(305,660,648)
Class P	(203,388)	(424,907)
Class R2	(92,188)	(167,781)
Class R3	(4,629,423)	(9,453,761)
Class R4	(1,578,992)	(3,078,235)
Class R5	(641,795)	(1,244,588)
Class R6	(10,417,264)	(18,910,165)
Total distributions to shareholders	(553,280,785)	(1,108,627,486)
Capital share transactions (See Note 16):
Net proceeds from sales of shares	4,814,378,468	14,139,129,708
Reinvestment of distributions	503,489,584	1,007,856,191
Cost of shares reacquired	(4,906,142,065)	(17,823,838,815)
Net increase (decrease) in net assets resulting from capital share transactions	411,725,987	(2,676,852,916)
Net increase (decrease) in net assets	292,529,192	(7,290,790,182)
NET ASSETS:
Beginning of period	$21,216,682,794	$28,507,472,976
End of period	$21,509,211,986	$21,216,682,794

See Notes to Financial Statements.	47

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total From invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2023(c)	$6.98	$0.17	$(0.04)	$0.13	$(0.17)	$–	$(0.17)
12/31/2022	8.37	0.31	(1.37)	(1.06)	(0.32)	(0.01)	(0.33)
12/31/2021	8.41	0.27	–	0.27	(0.28)	(0.03)	(0.31)
12/31/2020	8.13	0.29	0.30	0.59	(0.31)	–	(0.31)
12/31/2019	7.47	0.31	0.68	0.99	(0.33)	–	(0.33)
12/31/2018	8.25	0.33	(0.63)	(0.30)	(0.36)	(0.12)	(0.48)
Class C
6/30/2023(c)	7.00	0.14	(0.03)	0.11	(0.15)	–	(0.15)
12/31/2022	8.39	0.26	(1.36)	(1.10)	(0.28)	(0.01)	(0.29)
12/31/2021	8.43	0.22	–	0.22	(0.23)	(0.03)	(0.26)
12/31/2020	8.16	0.24	0.29	0.53	(0.26)	–	(0.26)
12/31/2019	7.49	0.26	0.69	0.95	(0.28)	–	(0.28)
12/31/2018	8.27	0.28	(0.63)	(0.35)	(0.31)	(0.12)	(0.43)
Class F
6/30/2023(c)	6.97	0.17	(0.03)	0.14	(0.18)	–	(0.18)
12/31/2022	8.36	0.31	(1.36)	(1.05)	(0.33)	(0.01)	(0.34)
12/31/2021	8.40	0.28	–	0.28	(0.29)	(0.03)	(0.32)
12/31/2020	8.12	0.29	0.31	0.60	(0.32)	–	(0.32)
12/31/2019	7.46	0.32	0.67	0.99	(0.33)	–	(0.33)
12/31/2018	8.24	0.34	(0.64)	(0.30)	(0.36)	(0.12)	(0.48)
Class F3
6/30/2023(c)	6.95	0.17	(0.03)	0.14	(0.18)	–	(0.18)
12/31/2022	8.33	0.33	(1.36)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.10	0.31	0.29	0.60	(0.33)	–	(0.33)
12/31/2019	7.43	0.33	0.69	1.02	(0.35)	–	(0.35)
12/31/2018	8.21	0.35	(0.63)	(0.28)	(0.38)	(0.12)	(0.50)
Class I
6/30/2023(c)	6.94	0.17	(0.02)	0.15	(0.18)	–	(0.18)
12/31/2022	8.32	0.32	(1.35)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.36	0.28	0.01 (f)	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.09	0.30	0.29	0.59	(0.32)	–	(0.32)
12/31/2019	7.43	0.32	0.68	1.00	(0.34)	–	(0.34)
12/31/2018	8.21	0.34	(0.63)	(0.29)	(0.37)	(0.12)	(0.49)
Class P
6/30/2023(c)	7.14	0.16	(0.03)	0.13	(0.17)	–	(0.17)
12/31/2022	8.56	0.29	(1.39)	(1.10)	(0.31)	(0.01)	(0.32)
12/31/2021	8.60	0.26	–	0.26	(0.27)	(0.03)	(0.30)
12/31/2020	8.32	0.28	0.30	0.58	(0.30)	–	(0.30)
12/31/2019	7.64	0.30	0.69	0.99	(0.31)	–	(0.31)
12/31/2018	8.44	0.31	(0.64)	(0.33)	(0.35)	(0.12)	(0.47)

48	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$6.94	1.91 (d)	0.77	(e)	0.77	(e)	4.79	(e)	$ 4,893,055	138	(d)
6.98	(12.68)	0.77		0.78		4.12		5,029,503	181
8.37	3.26	0.76		0.76		3.19		6,750,572	81
8.41	7.60	0.78		0.78		3.65		5,877,018	109
8.13	13.37	0.79		0.79		3.90		5,246,570	217
7.47	(3.79)	0.79		0.79		4.11		4,252,132	147

6.96	1.60 (d)	1.40	(e)	1.40	(e)	4.16	(e)	766,646	138	(d)
7.00	(13.21)	1.42		1.42		3.47		833,154	181
8.39	2.60	1.40		1.40		2.55		1,269,001	81
8.43	6.77	1.42		1.42		3.02		1,197,178	109
8.16	12.77	1.42		1.42		3.28		1,328,321	217
7.49	(4.38)	1.43		1.43		3.46		1,296,749	147

6.93	1.96 (d)	0.66	(e)	0.66	(e)	4.81	(e)	996,371	138	(d)
6.97	(12.62)	0.67		0.67		4.04		2,261,927	181
8.36	3.48	0.66		0.66		3.28		11,596,041	81
8.40	7.57	0.68		0.68		3.73		7,838,614	109
8.12	13.64	0.69		0.69		3.97		5,743,483	217
7.46	(3.83)	0.69		0.69		4.20		3,827,057	147

6.91	2.04 (d)	0.50	(e)	0.50	(e)	5.06	(e)	4,820,371	138	(d)
6.95	(12.40)	0.50		0.50		4.41		4,616,783	181
8.33	3.53	0.49		0.49		3.44		5,134,497	81
8.37	7.77	0.50		0.50		3.91		2,989,747	109
8.10	13.86	0.52		0.52		4.14		2,290,420	217
7.43	(3.57)	0.52		0.52		4.37		1,533,935	147

6.91	2.15 (d)	0.57	(e)	0.57	(e)	5.00	(e)	9,331,806	138	(d)
6.94	(12.49)	0.58		0.58		4.44		7,788,311	181
8.32	3.46	0.56		0.56		3.38		2,962,943	81
8.36	7.69	0.58		0.58		3.84		1,782,404	109
8.09	13.80	0.59		0.59		4.07		1,401,118	217
7.43	(3.77)	0.59		0.59		4.30		927,024	147

7.10	1.94 (d)	1.02	(e)	1.02	(e)	4.54	(e)	8,429	138	(d)
7.14	(12.89)	1.02		1.03		3.86		8,699	181
8.56	3.01	1.01		1.01		2.95		12,453	81
8.60	7.25	1.03		1.03		3.42		14,104	109
8.32	13.16	1.04		1.04		3.67		16,727	217
7.64	(4.00)	0.95		0.95		3.94		17,453	147

See Notes to Financial Statements.	49

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
6/30/2023(c)	$6.98	$0.15	$ (0.02)	$ 0.13	$(0.16)	$–	$(0.16)
12/31/2022	8.37	0.28	(1.37)	(1.09)	(0.29)	(0.01)	(0.30)
12/31/2021	8.41	0.24	–	0.24	(0.25)	(0.03)	(0.28)
12/31/2020	8.13	0.26	0.30	0.56	(0.28)	–	(0.28)
12/31/2019	7.47	0.28	0.67	0.95	(0.29)	–	(0.29)
12/31/2018	8.25	0.30	(0.64)	(0.34)	(0.32)	(0.12)	(0.44)
Class R3
6/30/2023(c)	6.97	0.16	(0.04)	0.12	(0.16)	–	(0.16)
12/31/2022	8.36	0.28	(1.36)	(1.08)	(0.30)	(0.01)	(0.31)
12/31/2021	8.39	0.25	0.01 (f)	0.26	(0.26)	(0.03)	(0.29)
12/31/2020	8.12	0.27	0.29	0.56	(0.29)	–	(0.29)
12/31/2019	7.46	0.29	0.67	0.96	(0.30)	–	(0.30)
12/31/2018	8.24	0.30	(0.63)	(0.33)	(0.33)	(0.12)	(0.45)
Class R4
6/30/2023(c)	6.98	0.16	(0.02)	0.14	(0.17)	–	(0.17)
12/31/2022	8.37	0.30	(1.36)	(1.06)	(0.32)	(0.01)	(0.33)
12/31/2021	8.41	0.27	–	0.27	(0.28)	(0.03)	(0.31)
12/31/2020	8.14	0.29	0.29	0.58	(0.31)	–	(0.31)
12/31/2019	7.47	0.30	0.69	0.99	(0.32)	–	(0.32)
12/31/2018	8.25	0.33	(0.64)	(0.31)	(0.35)	(0.12)	(0.47)
Class R5
6/30/2023(c)	6.95	0.17	(0.03)	0.14	(0.18)	–	(0.18)
12/31/2022	8.33	0.32	(1.35)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.10	0.30	0.29	0.59	(0.32)	–	(0.32)
12/31/2019	7.43	0.33	0.68	1.01	(0.34)	–	(0.34)
12/31/2018	8.21	0.34	(0.63)	(0.29)	(0.37)	(0.12)	(0.49)
Class R6
6/30/2023(c)	6.95	0.18	(0.04)	0.14	(0.18)	–	(0.18)
12/31/2022	8.33	0.33	(1.36)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.09	0.31	0.30	0.61	(0.33)	–	(0.33)
12/31/2019	7.43	0.33	0.68	1.01	(0.35)	–	(0.35)
12/31/2018	8.21	0.35	(0.63)	(0.28)	(0.38)	(0.12)	(0.50)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain(loss) in the Statement of Operations for the year ended December 31, 2021, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio

50	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$6.95	1.86 (d)	1.17	(e)	1.17	(e)	4.39	(e)	$3,866	138	(d)
6.98	(13.04)	1.18		1.18		3.73		3,890	181
8.37	2.85	1.16		1.16		2.80		4,700	81
8.41	7.17	1.18		1.18		3.28		5,222	109
8.13	12.93	1.19		1.19		3.52		6,688	217
7.47	(4.17)	1.19		1.19		3.71		6,460	147

6.93	1.76 (d)	1.07	(e)	1.07	(e)	4.49	(e)	195,717	138	(d)
6.97	(12.97)	1.07		1.08		3.82		200,096	181
8.36	3.07	1.06		1.06		2.90		264,066	81
8.39	7.16	1.08		1.08		3.36		232,103	109
8.12	13.20	1.09		1.09		3.60		201,289	217
7.46	(4.21)	1.09		1.09		3.81		152,743	147

6.95	2.03 (d)	0.82	(e)	0.82	(e)	4.74	(e)	61,358	138	(d)
6.98	(12.73)	0.82		0.83		4.09		64,879	181
8.37	3.21	0.81		0.81		3.15		74,934	81
8.41	7.41	0.83		0.83		3.61		61,183	109
8.14	13.46	0.84		0.84		3.80		48,229	217
7.47	(3.83)	0.84		0.84		4.09		18,847	147

6.91	2.16 (d)	0.57	(e)	0.57	(e)	4.99	(e)	25,137	138	(d)
6.95	(12.47)	0.57		0.58		4.33		24,622	181
8.33	3.47	0.56		0.56		3.39		30,538	81
8.37	7.70	0.58		0.58		3.85		22,722	109
8.10	13.79	0.59		0.59		4.13		16,505	217
7.43	(3.63)	0.59		0.59		4.32		30,204	147

6.91	2.19 (d)	0.50	(e)	0.50	(e)	5.07	(e)	406,457	138	(d)
6.95	(12.52)	0.50		0.50		4.42		384,818	181
8.33	3.53	0.49		0.49		3.46		407,728	81
8.37	7.91	0.50		0.50		3.92		280,839	109
8.09	13.73	0.52		0.52		4.16		186,784	217
7.43	(3.56)	0.52		0.52		4.39		116,094	147

See Notes to Financial Statements.	51

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair

Notes to Financial Statements (unaudited)(continued)

valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuation and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2022. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class specific shareholder expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees related to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a

Notes to Financial Statements (unaudited)(continued)

default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of the credit default swap contract where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Fund, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Notes to Financial Statements (unaudited)(continued)

(j)	Inflation-Linked Derivatives–The Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(k)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(l)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(m)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Financial Statements (unaudited)(continued)

(n)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the period ended June 30, 2023, the Fund did not have any reverse repurchase agreements.

(o)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments, if any, on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2023, the Fund did not have unfunded loan commitments.

(p)	Total Return Swap Contracts–The Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

Notes to Financial Statements (unaudited)(continued)

(q)	Options–The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility. When a fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and change in unrealized gains and losses on purchased options are included in realized and change in unrealized gains and losses on investments in the Fund’s Statement of Operations.

(r)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2023, the effective management fee, net of any applicable waiver, was at an annualized rate of .42% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $148,392 of fund administration fees during the six months ended June 30, 2023.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended June 30, 2023:

Distributor Commissions	Dealers’ Concessions
$ 142,654	$ 1,296,975

Distributor received CDSCs of $14,496 and $15,262 for Class A and Class C shares, respectively, for the six months ended June 30, 2023.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex- dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2023 and fiscal year ended December 31, 2022 was as follows:

	Six Months Ended 6/30/2023 (unaudited)	Year Ended 12/31/2022
Distributions paid from:
Ordinary income	$553,280,785	$1,108,627,486
Total distributions paid	$553,280,785	$1,108,627,486

As of June 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$24,602,839,397
Gross unrealized gain	338,834,189
Gross unrealized loss	(1,545,575,777)
Net unrealized security gain (loss)	$(1,206,741,588)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, other financial instruments, amortization of premium and wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$23,331,790,935	$10,447,279,311	$22,588,994,750	$9,426,834,988

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund engaged in cross-trade purchases of $60,265.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the six months ended June 30, 2023 (as described in Note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts during the six months ended June 30, 2023 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into CPI swaps during the six months ended June 30, 2023 (as described in Note 2(j)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there is minimal counterparty credit risk to the Fund since these CPI swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swaps, the clearinghouse guarantees CPI swaps against default.

The Fund entered into credit default swaps during the six months ended June 30, 2023 (as described in Note 2(i)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss

Notes to Financial Statements (unaudited)(continued)

in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the referenced obligation and swap contract’s notional amount is recorded as realized gain or loss on swap contracts in the Statement of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

The Fund entered into options on indexes and foreign currencies during the six months ended June 30, 2023 (as described in Note 2(q)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of swaptions and options involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of June 30, 2023, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	–	–	–	$1,391,672
Centrally Cleared Credit Default Swap Contracts(1)	–	–	$5,887,548	–
Forward Foreign Currency Exchange Contracts(2)	–	$178,883	–	–
Futures Contracts(3)	$62,295,677	–	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	–	–	–	$8,359,306
Credit Default Swap Contracts(4)	–	–	$501,597	–
Forward Foreign Currency Exchange Contracts(5)	–	$4,390,385	–	–
Futures Contracts(3)	$7,700,015	–	–	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Credit default swap agreements receivable/payable, at fair value.
(5)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative investments for the six months ended June 30, 2023 were as follows:

	Equity Contracts	Inflation Linked/Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(1)	–	$(1,514,342)	–	–
Credit Default Swap Contracts(1)	–	–	–	$(1,948,553)
Forward Foreign Currency Exchange Contracts(2)	–	–	$(13,051,977)	–
Futures Contracts(3)	$(49,999,818)	$(152,909,359)	–	–
Purchased Options(4)	$(1,249,958)	–	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(5)	–	$831,691	–	–
Credit Default Swap Contracts(5)	–	–	–	$(3,706,344)
Forward Foreign Currency Exchange Contracts(6)	–	–	$4,004,000	–
Futures Contracts(7)	–	$41,950,447	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(8)	–	$440,187,714	–	–
Credit Default Swap Contracts(8)	–	–	–	$194,420,981
Forward Foreign Currency Exchange Contracts(8)	–	–	$511,749,208	–
Futures Contracts(9)	531	34,024	–	–
Purchased Options(8)	$248,214	–	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2023.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statement of Operations location: Net realized gain (loss) on investments includes options purchased.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(7)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(8)	Amounts represents notional amounts in U.S. dollars.
(9)	Amounts represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting

Notes to Financial Statements (unaudited)(continued)

agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$178,883	$–	$178,883
Repurchase Agreements	160,767,228	–	160,767,228
Total	$160,946,111	$–	$160,946,111

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$160,767,228	$–	$–	$(160,767,228)	$–
J.P. Morgan	138,221	–	(138,221)	–	–
Standard Chartered Bank	9,100	–	–	–	9,100
State Street Bank and Trust	31,562	(31,562)	–	–	–
Total	$160,946,111	$(31,562)	$(138,221)	$(160,767,228)	$9,100

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$501,597	$–	$501,597
Forward Foreign Currency Exchange Contracts	4,390,385	–	4,390,385
Total	$4,891,982	$–	$4,891,982

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$501,597	$–	$(501,597)	$–	$–
Morgan Stanley	2,368,903	–	(1,760,000)	–	608,903
State Street Bank and Trust	1,992,576	(31,562)	(1,030,000)	–	931,014
UBS AG	28,906	–	–	–	28,906
Total	$4,891,982	$(31,562)	$(3,291,597)	$–	$1,568,823
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for the respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2023.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2023.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. The arrangement with the Fund’s prior transfer agent was discontinued effective March 6, 2023.

10.	LINE OF CREDIT

For the period ended June 30, 2023, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same graduated borrowing limits as before.

For the period ended June 30, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same graduated borrowing limits as before.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

The Fund utilized the Bilateral Facility multiple dates from January 18, 2023 through February 14, 2023 with an average borrowing amount of $29,250,000. The average interest rate during the period was 5.77% and the total interest paid amounted to $52,375. The Fund utilized the Syndicated Facility on February 16, 2023 and February 17, 2023 with an average borrowing amount of $67,000,000. The average interest rate during the period was 5.83% and total interest paid amounted to $13,279.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2023, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

13.	REDEMPTION IN-KIND

During the six months ended June 30, 2023, a shareholder of the Fund redeemed its Fund shares in exchange for portfolio securities “redemption in-kind.” As a result of the redemption in-kind, the Fund realized a net loss of $12,041,273.

14.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2023, the Fund did not have any securities on loan.

15.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Notes to Financial Statements (unaudited)(continued)

Certain instruments in which the Fund may invest have historically relied upon LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of U.S. dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality, and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Notes to Financial Statements (unaudited)(continued)

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Notes to Financial Statements (unaudited)(continued)

16.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (unaudited	)	Year Ended December 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	49,308,597	$346,729,045	112,273,459	$835,445,794
Reinvestment of distributions	16,388,698	114,780,982	32,561,070	238,963,556
Shares reacquired	(81,754,010)	(573,127,108)	(230,736,320)	(1,709,281,439)
Decrease	(16,056,715)	$(111,617,081)	(85,901,791)	$(634,872,089)
Class C Shares
Shares sold	7,114,815	$50,136,514	3,226,507	$24,864,508
Reinvestment of distributions	2,264,887	15,905,292	4,823,284	35,533,707
Shares reacquired	(18,339,452)	(128,647,446)	(40,211,201)	(297,989,989)
Decrease	(8,959,750)	$(62,605,640)	(32,161,410)	$(237,591,774)
Class F Shares
Shares sold	28,392,772	$200,785,785	248,809,736	$1,924,166,616
Reinvestment of distributions	4,861,259	34,100,675	28,717,547	214,590,580
Shares reacquired	(214,147,906)	(1,509,833,924)	(1,340,625,715)	(10,139,949,853)
Decrease	(180,893,875)	$(1,274,947,464)	(1,063,098,432)	$(8,001,192,657)
Class F3 Shares
Shares sold	92,961,169	$649,063,109	193,673,629	$1,451,330,618
Reinvestment of distributions	17,768,828	123,864,069	32,093,814	234,056,963
Shares reacquired	(77,956,825)	(543,193,332)	(177,462,384)	(1,300,771,878)
Increase	32,773,172	$229,733,846	48,305,059	$384,615,703
Class I Shares
Shares sold	497,825,068	$3,486,160,612	1,310,585,022	$9,719,443,588
Reinvestment of distributions	28,627,341	199,256,670	35,427,500	255,189,794
Shares reacquired	(297,293,634)	(2,071,847,635)	(579,698,917)	(4,190,446,761)
Increase	229,158,775	$1,613,569,647	766,313,605	$5,784,186,621
Class P Shares
Shares sold	143,318	$1,024,116	104,479	$774,156
Reinvestment of distributions	28,015	200,789	56,172	422,125
Shares reacquired	(203,412)	(1,459,909)	(396,574)	(3,035,362)
Decrease	(32,079)	$(235,004)	(235,923)	$(1,839,081)
Class R2 Shares
Shares sold	46,849	$327,499	135,663	$1,002,069
Reinvestment of distributions	12,114	84,847	21,153	154,949
Shares reacquired	(59,709)	(415,241)	(160,999)	(1,210,149)
Decrease	(746)	$(2,895)	(4,183)	$(53,131)
Class R3 Shares
Shares sold	1,223,049	$8,552,037	2,589,959	$19,586,616
Reinvestment of distributions	658,029	4,600,741	1,289,838	9,448,649
Shares reacquired	(2,370,012)	(16,563,237)	(6,764,197)	(50,276,249)
Decrease	(488,934)	$(3,410,459)	(2,884,400)	$(21,240,984)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2023 (unaudited	)	Year Ended December 31, 2022
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	965,742	$6,778,412	3,112,186	$23,363,759
Reinvestment of distributions	161,148	1,129,201	295,478	2,165,249
Shares reacquired	(1,587,747)	(11,093,863)	(3,064,900)	(22,849,391)
Increase (decrease)	(460,857)	$(3,186,250)	342,764	$2,679,617
Class R5 Shares
Shares sold	579,817	$4,041,163	582,194	$4,388,339
Reinvestment of distributions	89,406	623,620	166,682	1,217,124
Shares reacquired	(577,169)	(4,042,734)	(870,052)	(6,574,520)
Increase (decrease)	92,054	$622,049	(121,176)	$(969,057)
Class R6 Shares
Shares sold	8,710,502	$60,780,176	17,919,035	$134,763,645
Reinvestment of distributions	1,282,946	8,942,698	2,211,435	16,113,495
Shares reacquired	(6,587,097)	(45,917,636)	(13,674,897)	(101,453,224)
Increase	3,406,351	$23,805,238	6,455,573	$49,423,916

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2022. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period, equal to the median of the performance peer group for the three-year period and above the median of the performance peer group for the five-and ten-year periods. The Board further considered Lord Abbett’s performance and reputation generally,

Approval of Advisory Contract (continued)

the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-3 (08/23)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 28, 2023

	By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: August 28, 2023